Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000000562 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class A
Trading Symbol	GTDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Emerging Markets All Cap Fund (Class A)	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market (EM) equities performed very well during the fiscal year ended October 31, 2024. EM outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In contrast, Mexican equities declined for the fiscal year driven by negative sentiment regarding post-election reforms and a sharp decline in the Mexican peso.
• In this environment, Class A shares of the Fund, excluding sales charge, returned 11.95% for the fiscal year ended October 31, 2024, lagging the MSCI Emerging Markets Index return of 25.32% for the period. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials, China, Mexico and Brazil and overweights in consumer staples, Mexico and Brazil.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong, and TSMC continued to benefit from increased AI demand and a better pricing outlook.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
Fuyao Glass Industry Group Co. Ltd. | A global producer of auto glass and is a dominant player in China. Fuyao benefited from the continued shift towards electric vehicles which require more advanced and higher automotive service products.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer (Holdings) Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Emerging Markets All Cap Fund (Class A) —including sales charge	5.80%	0.10%	1.63%
Invesco EQV Emerging Markets All Cap Fund (Class A) —excluding sales charge	11.95%	1.24%	2.20%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,476,098,416
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 13,614,299
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,476,098,416%
Total number of portfolio holdings	$58%
Total advisory fees paid	$13,614,299%
Portfolio turnover rate	$20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.

C000000564 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class C
Trading Symbol	GTDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Emerging Markets All Cap Fund (Class C)	$227	2.15%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market (EM) equities performed very well during the fiscal year ended October 31, 2024. EM outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In contrast, Mexican equities declined for the fiscal year driven by negative sentiment regarding post-election reforms and a sharp decline in the Mexican peso.
• In this environment, Class C shares of the Fund, excluding sales charge, returned 11.08% for the fiscal year ended October 31, 2024, lagging the MSCI Emerging Markets Index return of 25.32% for the period. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials, China, Mexico and Brazil and overweights in consumer staples, Mexico and Brazil.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong, and TSMC continued to benefit from increased AI demand and a better pricing outlook.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
Fuyao Glass Industry Group Co. Ltd. | A global producer of auto glass and is a dominant player in China. Fuyao benefited from the continued shift towards electric vehicles which require more advanced and higher automotive service products.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer (Holdings) Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Emerging Markets All Cap Fund (Class C) —including sales charge	10.08%	0.48%	1.60%
Invesco EQV Emerging Markets All Cap Fund (Class C) —excluding sales charge	11.08%	0.48%	1.60%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,476,098,416
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 13,614,299
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,476,098,416%
Total number of portfolio holdings	$58%
Total advisory fees paid	$13,614,299%
Portfolio turnover rate	$20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.

C000071223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class Y
Trading Symbol	GTDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Emerging Markets All Cap Fund (Class Y)	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market (EM) equities performed very well during the fiscal year ended October 31, 2024. EM outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In contrast, Mexican equities declined for the fiscal year driven by negative sentiment regarding post-election reforms and a sharp decline in the Mexican peso.
• In this environment, Class Y shares of the Fund returned 12.20% for the fiscal year ended October 31, 2024, lagging the MSCI Emerging Markets Index return of 25.32% for the period. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials, China, Mexico and Brazil and overweights in consumer staples, Mexico and Brazil.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong, and TSMC continued to benefit from increased AI demand and a better pricing outlook.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
Fuyao Glass Industry Group Co. Ltd. | A global producer of auto glass and is a dominant player in China. Fuyao benefited from the continued shift towards electric vehicles which require more advanced and higher automotive service products.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer (Holdings) Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Emerging Markets All Cap Fund (Class Y)	12.20%	1.49%	2.46%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,476,098,416
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 13,614,299
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,476,098,416%
Total number of portfolio holdings	$58%
Total advisory fees paid	$13,614,299%
Portfolio turnover rate	$20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.

C000029646 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class R5
Trading Symbol	GTDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Emerging Markets All Cap Fund (Class R5)	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market (EM) equities performed very well during the fiscal year ended October 31, 2024. EM outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In contrast, Mexican equities declined for the fiscal year driven by negative sentiment regarding post-election reforms and a sharp decline in the Mexican peso.
• In this environment, Class R5 shares of the Fund returned 12.28% for the fiscal year ended October 31, 2024, lagging the MSCI Emerging Markets Index return of 25.32% for the period. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials, China, Mexico and Brazil and overweights in consumer staples, Mexico and Brazil.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong, and TSMC continued to benefit from increased AI demand and a better pricing outlook.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
Fuyao Glass Industry Group Co. Ltd. | A global producer of auto glass and is a dominant player in China. Fuyao benefited from the continued shift towards electric vehicles which require more advanced and higher automotive service products.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer (Holdings) Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Emerging Markets All Cap Fund (Class R5)	12.28%	1.55%	2.55%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,476,098,416
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 13,614,299
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,476,098,416%
Total number of portfolio holdings	$58%
Total advisory fees paid	$13,614,299%
Portfolio turnover rate	$20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120699 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Emerging Markets All Cap Fund
Class Name	Class R6
Trading Symbol	GTDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco EQV Emerging Markets All Cap Fund (Class R6)	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Emerging market (EM) equities performed very well during the fiscal year ended October 31, 2024. EM outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In contrast, Mexican equities declined for the fiscal year driven by negative sentiment regarding post-election reforms and a sharp decline in the Mexican peso.
• In this environment, Class R6 shares of the Fund returned 12.34% for the fiscal year ended October 31, 2024, lagging the MSCI Emerging Markets Index return of 25.32% for the period. The Fund's underperformance for the fiscal year was primarily driven by stock selection in consumer staples, financials, China, Mexico and Brazil and overweights in consumer staples, Mexico and Brazil.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. | The company's technology roadmap and financial performance have remained strong, and TSMC continued to benefit from increased AI demand and a better pricing outlook.
MakeMyTrip Ltd. | An India-based online travel booking services company with what we believe is a strong management team and sustainable advantages. India’s travel industry is still in the nascent stage of development with potential multi-decade growth opportunities ahead. The stock benefited from increased bookings, as travel in India has recovered beyond pre-pandemic levels.
Fuyao Glass Industry Group Co. Ltd. | A global producer of auto glass and is a dominant player in China. Fuyao benefited from the continued shift towards electric vehicles which require more advanced and higher automotive service products.
What detracted from performance?
Yum China Holdings, Inc. | A Chinese fast-food company that we exited during the fiscal year due to increased competition in the restaurant channel that negatively affected same store sales.
China Mengiu Dairy Co. Ltd. | A leading producer of milk and dairy products in China. Consumption has remained weak, and with raw milk in oversupply, promotional activity began to increase, leading to weaker profitability for the company. We trimmed the Fund's position during the fiscal year.
China Resources Beer (Holdings) Co. Ltd. | A large beer producer in China that has been impacted by weak sentiment amid macro softness.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco EQV Emerging Markets All Cap Fund (Class R6)	12.34%	1.62%	2.61%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,476,098,416
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 13,614,299
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,476,098,416%
Total number of portfolio holdings	$58%
Total advisory fees paid	$13,614,299%
Portfolio turnover rate	$20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.43%
HDFC Bank Ltd., ADR	4.03%
Tencent Holdings Ltd.	3.89%
Richter Gedeon Nyrt	3.86%
Samsung Electronics Co. Ltd.	3.13%
Emaar Properties PJSC	3.03%
SBI Life Insurance Co. Ltd.	3.02%
MediaTek, Inc.	3.02%
PT Bank Central Asia Tbk	3.00%
Tongcheng Travel Holdings Ltd.	2.99%
* Excluding money market fund holdings, if any.

C000000565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class A
Trading Symbol	GGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class A)	$115	1.04%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, U.S. health care equities were up over 20% led by health care facilities, equipment and biotechnology. The Fund outperformed the S&P Composite 1500® Health Care Index primarily due to strong stock selection in health care equipment and pharmaceuticals, as well as an overweight allocation to health care facilities. These results were partially offset by weaker stock selection within the life science tools and services industry.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 21.31%. For the same time period, the S&P Composite 1500® Health Care Index returned 20.04%.
What contributed to performance?
Eli Lilly and Co. | Eli Lilly is a large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain and autoimmune diseases. The company posted better-than-expected earnings and raised its 2024 guidance due to continued success and expansion of its obesity treatments.
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The company reported better-than-expected organic growth in its cardiovascular segment, driven by strength in FARAPULSE, its recently launched pulsed field ablation system.
What detracted from performance?
Humana | Humana provides Medicare and Medicaid health insurance and prescription services. The stock declined after the company’s announcement of a worse-than-expected medical loss ratio driven by higher-than-expected utilization of its Medicare Advantage plans. We exited our position during the fiscal year.
Elevance Health, Inc. | Elevance Health provides health care insurance across a collection of brands and end markets, including Anthem Blue Cross and Blue Shield, Wellpoint, and Carelon. The stock declined after the company reported a higher-than-expected medical loss ratio in its Medicaid business, which negatively impacted both third quarter results and forward guidance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class A) —including sales charge	14.65%	6.05%	5.35%
Invesco Health Care Fund (Class A) —excluding sales charge	21.31%	7.25%	5.95%
S&P Composite 1500® Health Care Index	20.04%	10.81%	10.06%
MSCI World Health Care Index (Net)	19.94%	9.44%	8.17%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,310,232,392
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,373,997
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,310,232,392%
Total number of portfolio holdings	$82%
Total advisory fees paid	$8,373,997%
Portfolio turnover rate	$56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.

C000000567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class C
Trading Symbol	GTHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class C)	$197	1.79%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, U.S. health care equities were up over 20% led by health care facilities, equipment and biotechnology. The Fund outperformed the S&P Composite 1500® Health Care Index primarily due to strong stock selection in health care equipment and pharmaceuticals, as well as an overweight allocation to health care facilities. These results were partially offset by weaker stock selection within the life science tools and services industry.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 20.44%. For the same time period, the S&P Composite 1500® Health Care Index returned 20.04%.
What contributed to performance?
Eli Lilly and Co. | Eli Lilly is a large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain and autoimmune diseases. The company posted better-than-expected earnings and raised its 2024 guidance due to continued success and expansion of its obesity treatments.
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The company reported better-than-expected organic growth in its cardiovascular segment, driven by strength in FARAPULSE, its recently launched pulsed field ablation system.
What detracted from performance?
Humana | Humana provides Medicare and Medicaid health insurance and prescription services. The stock declined after the company’s announcement of a worse-than-expected medical loss ratio driven by higher-than-expected utilization of its Medicare Advantage plans. We exited our position during the fiscal year.
Elevance Health, Inc. | Elevance Health provides health care insurance across a collection of brands and end markets, including Anthem Blue Cross and Blue Shield, Wellpoint, and Carelon. The stock declined after the company reported a higher-than-expected medical loss ratio in its Medicaid business, which negatively impacted both third quarter results and forward guidance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class C) —including sales charge	19.44%	6.46%	5.32%
Invesco Health Care Fund (Class C) —excluding sales charge	20.44%	6.46%	5.32%
S&P Composite 1500® Health Care Index	20.04%	10.81%	10.06%
MSCI World Health Care Index (Net)	19.94%	9.44%	8.17%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,310,232,392
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,373,997
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,310,232,392%
Total number of portfolio holdings	$82%
Total advisory fees paid	$8,373,997%
Portfolio turnover rate	$56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.

C000071224 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class Y
Trading Symbol	GGHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class Y)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, U.S. health care equities were up over 20% led by health care facilities, equipment and biotechnology. The Fund outperformed the S&P Composite 1500® Health Care Index primarily due to strong stock selection in health care equipment and pharmaceuticals, as well as an overweight allocation to health care facilities. These results were partially offset by weaker stock selection within the life science tools and services industry.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 21.61%. For the same time period, the S&P Composite 1500® Health Care Index returned 20.04%.
What contributed to performance?
Eli Lilly and Co. | Eli Lilly is a large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain and autoimmune diseases. The company posted better-than-expected earnings and raised its 2024 guidance due to continued success and expansion of its obesity treatments.
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The company reported better-than-expected organic growth in its cardiovascular segment, driven by strength in FARAPULSE, its recently launched pulsed field ablation system.
What detracted from performance?
Humana | Humana provides Medicare and Medicaid health insurance and prescription services. The stock declined after the company’s announcement of a worse-than-expected medical loss ratio driven by higher-than-expected utilization of its Medicare Advantage plans. We exited our position during the fiscal year.
Elevance Health, Inc. | Elevance Health provides health care insurance across a collection of brands and end markets, including Anthem Blue Cross and Blue Shield, Wellpoint, and Carelon. The stock declined after the company reported a higher-than-expected medical loss ratio in its Medicaid business, which negatively impacted both third quarter results and forward guidance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class Y)	21.61%	7.53%	6.21%
S&P Composite 1500® Health Care Index	20.04%	10.81%	10.06%
MSCI World Health Care Index (Net)	19.94%	9.44%	8.17%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,310,232,392
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,373,997
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,310,232,392%
Total number of portfolio holdings	$82%
Total advisory fees paid	$8,373,997%
Portfolio turnover rate	$56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.

C000029647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Investor Class
Trading Symbol	GTHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Investor Class)	$115	1.04%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, U.S. health care equities were up over 20% led by health care facilities, equipment and biotechnology. The Fund outperformed the S&P Composite 1500® Health Care Index primarily due to strong stock selection in health care equipment and pharmaceuticals, as well as an overweight allocation to health care facilities. These results were partially offset by weaker stock selection within the life science tools and services industry.
• For the fiscal year ended October 31, 2024, Investor Class shares of the Fund returned 21.30%. For the same time period, the S&P Composite 1500® Health Care Index returned 20.04%.
What contributed to performance?
Eli Lilly and Co. | Eli Lilly is a large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain and autoimmune diseases. The company posted better-than-expected earnings and raised its 2024 guidance due to continued success and expansion of its obesity treatments.
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The company reported better-than-expected organic growth in its cardiovascular segment, driven by strength in FARAPULSE, its recently launched pulsed field ablation system.
What detracted from performance?
Humana | Humana provides Medicare and Medicaid health insurance and prescription services. The stock declined after the company’s announcement of a worse-than-expected medical loss ratio driven by higher-than-expected utilization of its Medicare Advantage plans. We exited our position during the fiscal year.
Elevance Health, Inc. | Elevance Health provides health care insurance across a collection of brands and end markets, including Anthem Blue Cross and Blue Shield, Wellpoint, and Carelon. The stock declined after the company reported a higher-than-expected medical loss ratio in its Medicaid business, which negatively impacted both third quarter results and forward guidance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Investor Class)	21.30%	7.25%	5.95%
S&P Composite 1500® Health Care Index	20.04%	10.81%	10.06%
MSCI World Health Care Index (Net)	19.94%	9.44%	8.17%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,310,232,392
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,373,997
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,310,232,392%
Total number of portfolio holdings	$82%
Total advisory fees paid	$8,373,997%
Portfolio turnover rate	$56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.

C000188882 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Health Care Fund
Class Name	Class R6
Trading Symbol	GGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Health Care Fund (Class R6)	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, U.S. health care equities were up over 20% led by health care facilities, equipment and biotechnology. The Fund outperformed the S&P Composite 1500® Health Care Index primarily due to strong stock selection in health care equipment and pharmaceuticals, as well as an overweight allocation to health care facilities. These results were partially offset by weaker stock selection within the life science tools and services industry.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 21.74%. For the same time period, the S&P Composite 1500® Health Care Index returned 20.04%.
What contributed to performance?
Eli Lilly and Co. | Eli Lilly is a large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain and autoimmune diseases. The company posted better-than-expected earnings and raised its 2024 guidance due to continued success and expansion of its obesity treatments.
Boston Scientific Corp. | Boston Scientific makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal and pulmonological conditions. The company reported better-than-expected organic growth in its cardiovascular segment, driven by strength in FARAPULSE, its recently launched pulsed field ablation system.
What detracted from performance?
Humana | Humana provides Medicare and Medicaid health insurance and prescription services. The stock declined after the company’s announcement of a worse-than-expected medical loss ratio driven by higher-than-expected utilization of its Medicare Advantage plans. We exited our position during the fiscal year.
Elevance Health, Inc. | Elevance Health provides health care insurance across a collection of brands and end markets, including Anthem Blue Cross and Blue Shield, Wellpoint, and Carelon. The stock declined after the company reported a higher-than-expected medical loss ratio in its Medicaid business, which negatively impacted both third quarter results and forward guidance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Health Care Fund (Class R6)	21.74%	7.62%	6.21%
S&P Composite 1500® Health Care Index	20.04%	10.81%	10.06%
MSCI World Health Care Index (Net)	19.94%	9.44%	8.17%
MSCI World Index (Net)	33.68%	12.03%	9.78%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,310,232,392
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 8,373,997
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,310,232,392%
Total number of portfolio holdings	$82%
Total advisory fees paid	$8,373,997%
Portfolio turnover rate	$56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.23%
Boston Scientific Corp.	6.94%
UnitedHealth Group, Inc.	5.91%
Intuitive Surgical, Inc.	4.90%
Danaher Corp.	4.26%
AbbVie, Inc.	4.16%
Vertex Pharmaceuticals, Inc.	4.08%
Thermo Fisher Scientific, Inc.	3.42%
AstraZeneca PLC, ADR	3.39%
HCA Healthcare, Inc.	2.96%
* Excluding money market fund holdings, if any.

C000023069 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Greater China Fund
Class Name	Class A
Trading Symbol	AACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Greater China Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Greater China Fund (Class A)	$198	1.91%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.91%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• China's market remained weak for most of the reporting period amidst concerns regarding the property sector and economic growth, but staged a sharp rally in the final weeks of the reporting period following a series of stimulus measures introduced by the Chinese government aimed at stimulating the property and consumer sectors.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 6.81%. For the same time period, the MSCI China All Shares Index returned 18.47%.
What contributed to performance?
Tencent Holdings Ltd. | Tencent was one of the best contributors during the reporting period, benefiting from sustainable margin improvement from positive revenue mix shift, driving faster bottom-line growth than its top-line growth.
Zijin Mining Group Co. Ltd. | Zijin Mining rallied during the reporting period amidst higher gold prices and renewed demand and appetite for commodities. We see the company as a direct play for gold and copper where we see more secular demand over medium term.
What detracted from performance?
Luzhou Laojiao Co. Ltd. | Luzhou Laojiao is a leading baiju (white liquor) brand but exhibited weakness as demand for upscale liquor weakened due to modest economic conditions in China. We liked the company for its well-established branding power and saw opportunities for an uptrend as the property and consumer sectors recovered. However, we sold our shares before the fiscal year-end.
NetEase, Inc. | NetEase, a leading gaming company, had weak share price performance due to a lack of a blockbuster release during the reporting period. We continue to hold a constructive view of the company as it has successfully moved to a multi-genre strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Greater China Fund (Class A) —including sales charge	0.94%	(5.21)%	0.98%
Invesco Greater China Fund (Class A) —excluding sales charge	6.81%	(4.13)%	1.55%
MSCI China All Shares Index (Net)	18.47%	0.29%)	2.90%
MSCI China Index (Net)	21.75%	(1.17)%	2.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,090,472
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 496,478
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$55,090,472%
Total number of portfolio holdings	$76%
Total advisory fees paid	$496,478%
Portfolio turnover rate	$106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco EQV Asia Pacific Equity Fund (the "Acquiring Fund"). The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). Upon closing of the reorganization, shareholders of the Fund will receive shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Fund that the shareholders held immediately prior to the closing of the reorganization, and the Fund will liquidate and cease operations.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000023071 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Greater China Fund
Class Name	Class C
Trading Symbol	CACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Greater China Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Greater China Fund (Class C)	$273	2.65%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.65%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• China's market remained weak for most of the reporting period amidst concerns regarding the property sector and economic growth, but staged a sharp rally in the final weeks of the reporting period following a series of stimulus measures introduced by the Chinese government aimed at stimulating the property and consumer sectors.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 6.03%. For the same time period, the MSCI China All Shares Index returned 18.47%.
What contributed to performance?
Tencent Holdings Ltd. | Tencent was one of the best contributors during the reporting period, benefiting from sustainable margin improvement from positive revenue mix shift, driving faster bottom-line growth than its top-line growth.
Zijin Mining Group Co. Ltd. | Zijin Mining rallied during the reporting period amidst higher gold prices and renewed demand and appetite for commodities. We see the company as a direct play for gold and copper where we see more secular demand over medium term.
What detracted from performance?
Luzhou Laojiao Co. Ltd. | Luzhou Laojiao is a leading baiju (white liquor) brand but exhibited weakness as demand for upscale liquor weakened due to modest economic conditions in China. We liked the company for its well-established branding power and saw opportunities for an uptrend as the property and consumer sectors recovered. However, we sold our shares before the fiscal year-end.
NetEase, Inc. | NetEase, a leading gaming company, had weak share price performance due to a lack of a blockbuster release during the reporting period. We continue to hold a constructive view of the company as it has successfully moved to a multi-genre strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Greater China Fund (Class C) —including sales charge	5.03%	(4.83)%	0.94%
Invesco Greater China Fund (Class C) —excluding sales charge	6.03%	(4.83)%	0.94%
MSCI China All Shares Index (Net)	18.47%	0.29%)	2.90%
MSCI China Index (Net)	21.75%	(1.17)%	2.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,090,472
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 496,478
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$55,090,472%
Total number of portfolio holdings	$76%
Total advisory fees paid	$496,478%
Portfolio turnover rate	$106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco EQV Asia Pacific Equity Fund (the "Acquiring Fund"). The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). Upon closing of the reorganization, shareholders of the Fund will receive shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Fund that the shareholders held immediately prior to the closing of the reorganization, and the Fund will liquidate and cease operations.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000227292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Greater China Fund
Class Name	Class R
Trading Symbol	IGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Greater China Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/report
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Greater China Fund (Class R)	$223	2.16%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.16%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• China's market remained weak for most of the reporting period amidst concerns regarding the property sector and economic growth, but staged a sharp rally in the final weeks of the reporting period following a series of stimulus measures introduced by the Chinese government aimed at stimulating the property and consumer sectors.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 6.49%. For the same time period, the MSCI China All Shares Index returned 18.47%.
What contributed to performance?
Tencent Holdings Ltd. | Tencent was one of the best contributors during the reporting period, benefiting from sustainable margin improvement from positive revenue mix shift, driving faster bottom-line growth than its top-line growth.
Zijin Mining Group Co. Ltd. | Zijin Mining rallied during the reporting period amidst higher gold prices and renewed demand and appetite for commodities. We see the company as a direct play for gold and copper where we see more secular demand over medium term.
What detracted from performance?
Luzhou Laojiao Co. Ltd. | Luzhou Laojiao is a leading baiju (white liquor) brand but exhibited weakness as demand for upscale liquor weakened due to modest economic conditions in China. We liked the company for its well-established branding power and saw opportunities for an uptrend as the property and consumer sectors recovered. However, we sold our shares before the fiscal year-end.
NetEase, Inc. | NetEase, a leading gaming company, had weak share price performance due to a lack of a blockbuster release during the reporting period. We continue to hold a constructive view of the company as it has successfully moved to a multi-genre strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Greater China Fund (Class R)	6.49%	(4.38)%	1.30%
MSCI China All Shares Index (Net)	18.47%	0.29%)	2.90%
MSCI China Index (Net)	21.75%	(1.17)%	2.35%

Performance Inception Date	Apr. 23, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,090,472
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 496,478
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$55,090,472%
Total number of portfolio holdings	$76%
Total advisory fees paid	$496,478%
Portfolio turnover rate	$106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco EQV Asia Pacific Equity Fund (the "Acquiring Fund"). The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). Upon closing of the reorganization, shareholders of the Fund will receive shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Fund that the shareholders held immediately prior to the closing of the reorganization, and the Fund will liquidate and cease operations.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071228 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Greater China Fund
Class Name	Class Y
Trading Symbol	AMCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Greater China Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Greater China Fund (Class Y)	$172	1.66%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.66%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• China's market remained weak for most of the reporting period amidst concerns regarding the property sector and economic growth, but staged a sharp rally in the final weeks of the reporting period following a series of stimulus measures introduced by the Chinese government aimed at stimulating the property and consumer sectors.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 7.01%. For the same time period, the MSCI China All Shares Index returned 18.47%.
What contributed to performance?
Tencent Holdings Ltd. | Tencent was one of the best contributors during the reporting period, benefiting from sustainable margin improvement from positive revenue mix shift, driving faster bottom-line growth than its top-line growth.
Zijin Mining Group Co. Ltd. | Zijin Mining rallied during the reporting period amidst higher gold prices and renewed demand and appetite for commodities. We see the company as a direct play for gold and copper where we see more secular demand over medium term.
What detracted from performance?
Luzhou Laojiao Co. Ltd. | Luzhou Laojiao is a leading baiju (white liquor) brand but exhibited weakness as demand for upscale liquor weakened due to modest economic conditions in China. We liked the company for its well-established branding power and saw opportunities for an uptrend as the property and consumer sectors recovered. However, we sold our shares before the fiscal year-end.
NetEase, Inc. | NetEase, a leading gaming company, had weak share price performance due to a lack of a blockbuster release during the reporting period. We continue to hold a constructive view of the company as it has successfully moved to a multi-genre strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Greater China Fund (Class Y)	7.01%	(3.90)%	1.80%
MSCI China All Shares Index (Net)	18.47%	0.29%)	2.90%
MSCI China Index (Net)	21.75%	(1.17)%	2.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,090,472
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 496,478
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$55,090,472%
Total number of portfolio holdings	$76%
Total advisory fees paid	$496,478%
Portfolio turnover rate	$106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco EQV Asia Pacific Equity Fund (the "Acquiring Fund"). The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). Upon closing of the reorganization, shareholders of the Fund will receive shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Fund that the shareholders held immediately prior to the closing of the reorganization, and the Fund will liquidate and cease operations.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188884 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Greater China Fund
Class Name	Class R6
Trading Symbol	CACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Greater China Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Greater China Fund (Class R6)	$152	1.47%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• China's market remained weak for most of the reporting period amidst concerns regarding the property sector and economic growth, but staged a sharp rally in the final weeks of the reporting period following a series of stimulus measures introduced by the Chinese government aimed at stimulating the property and consumer sectors.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 7.31%. For the same time period, the MSCI China All Shares Index returned 18.47%.
What contributed to performance?
Tencent Holdings Ltd. | Tencent was one of the best contributors during the reporting period, benefiting from sustainable margin improvement from positive revenue mix shift, driving faster bottom-line growth than its top-line growth.
Zijin Mining Group Co. Ltd. | Zijin Mining rallied during the reporting period amidst higher gold prices and renewed demand and appetite for commodities. We see the company as a direct play for gold and copper where we see more secular demand over medium term.
What detracted from performance?
Luzhou Laojiao Co. Ltd. | Luzhou Laojiao is a leading baiju (white liquor) brand but exhibited weakness as demand for upscale liquor weakened due to modest economic conditions in China. We liked the company for its well-established branding power and saw opportunities for an uptrend as the property and consumer sectors recovered. However, we sold our shares before the fiscal year-end.
NetEase, Inc. | NetEase, a leading gaming company, had weak share price performance due to a lack of a blockbuster release during the reporting period. We continue to hold a constructive view of the company as it has successfully moved to a multi-genre strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Greater China Fund (Class R6)	7.31%	(3.73)%	1.87%
MSCI China All Shares Index (Net)	18.47%	0.29%)	2.90%
MSCI China Index (Net)	21.75%	(1.17)%	2.35%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 55,090,472
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 496,478
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$55,090,472%
Total number of portfolio holdings	$76%
Total advisory fees paid	$496,478%
Portfolio turnover rate	$106%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	13.68%
Alibaba Group Holding Ltd.	4.72%
Luxshare Precision Industry Co. Ltd., A Shares	3.77%
China Yangtze Power Co. Ltd., A Shares	3.59%
Sieyuan Electric Co. Ltd., A Shares	3.44%
Zijin Mining Group Co. Ltd., A Shares	3.39%
Meituan, B Shares	3.24%
China Construction Bank Corp., H Shares	2.91%
NARI Technology Co. Ltd., A Shares	2.73%
NetEase, Inc.	2.19%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held on September 9-11, 2024, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all or substantially all of its assets and liabilities to Invesco EQV Asia Pacific Equity Fund (the "Acquiring Fund"). The reorganization is expected to be consummated at the close of business on or about February 21, 2025 (unless otherwise agreed by the parties to account for any delay for any reason). Upon closing of the reorganization, shareholders of the Fund will receive shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Fund that the shareholders held immediately prior to the closing of the reorganization, and the Fund will liquidate and cease operations.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000076836 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class A
Trading Symbol	ABRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class A)	$139	1.30%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 14.02%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index returned 24.08%.
What contributed to performance?
Growth Macro Factor | Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. US equities outperformed their international counterparts, driven by a resilient economy and, in the case of large caps, optimism around artificial intelligence prospects.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, contributed to Fund results in aggregate, with gains from Australian, German, Canadian and Japanese government bonds and the defensive factor premia exposure. Central bank policy was the primary driver of performance.
What detracted from performance?
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps and commodity-linked notes, detracted from results in aggregate as gains in industrial and precious metals were outweighed by losses in agriculture and energy. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Energy exposure detracted from performance amid signs of an economic slowdown.
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities and commodities were outweighed by losses from positioning across government bond markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class A) —including sales charge	7.75%	1.77%	2.91%
Invesco Balanced-Risk Allocation Fund (Class A) —excluding sales charge	14.02%	2.92%	3.49%
Custom Invesco Balanced Risk Allocation Style Index	24.08%	7.40%	6.71%
S&P 500® Index	38.02%	15.27%	13.00%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Index to the MSCI ACWI Index (Net) to reflect that the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,146,624,741
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 11,051,413
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,146,624,741%
Total number of portfolio holdings	$156%
Total advisory fees paid	$11,051,413%
Portfolio turnover rate	$89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	42.68%	70.69%
Fixed Income	33.33	71.88
Commodities	23.99	30.71
Total	100.00%	173.28%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076838 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class C
Trading Symbol	ABRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class C)	$219	2.05%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.05%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 13.17%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index returned 24.08%.
What contributed to performance?
Growth Macro Factor | Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. US equities outperformed their international counterparts, driven by a resilient economy and, in the case of large caps, optimism around artificial intelligence prospects.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, contributed to Fund results in aggregate, with gains from Australian, German, Canadian and Japanese government bonds and the defensive factor premia exposure. Central bank policy was the primary driver of performance.
What detracted from performance?
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps and commodity-linked notes, detracted from results in aggregate as gains in industrial and precious metals were outweighed by losses in agriculture and energy. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Energy exposure detracted from performance amid signs of an economic slowdown.
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities and commodities were outweighed by losses from positioning across government bond markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class C) —including sales charge	12.17%	2.14%	2.88%
Invesco Balanced-Risk Allocation Fund (Class C) —excluding sales charge	13.17%	2.14%	2.88%
Custom Invesco Balanced Risk Allocation Style Index	24.08%	7.40%	6.71%
S&P 500® Index	38.02%	15.27%	13.00%
MSCI ACWI (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Index to the MSCI ACWI Index (Net) to reflect that the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,146,624,741
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 11,051,413
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,146,624,741%
Total number of portfolio holdings	$156%
Total advisory fees paid	$11,051,413%
Portfolio turnover rate	$89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	42.68%	70.69%
Fixed Income	33.33	71.88
Commodities	23.99	30.71
Total	100.00%	173.28%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076839 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R
Trading Symbol	ABRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R)	$166	1.55%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.55%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 13.86%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index returned 24.08%.
What contributed to performance?
Growth Macro Factor | Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. US equities outperformed their international counterparts, driven by a resilient economy and, in the case of large caps, optimism around artificial intelligence prospects.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, contributed to Fund results in aggregate, with gains from Australian, German, Canadian and Japanese government bonds and the defensive factor premia exposure. Central bank policy was the primary driver of performance.
What detracted from performance?
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps and commodity-linked notes, detracted from results in aggregate as gains in industrial and precious metals were outweighed by losses in agriculture and energy. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Energy exposure detracted from performance amid signs of an economic slowdown.
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities and commodities were outweighed by losses from positioning across government bond markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R)	13.86%	2.66%	3.23%
Custom Invesco Balanced Risk Allocation Style Index	24.08%	7.40%	6.71%
S&P 500® Index	38.02%	15.27%	13.00%
MSCI ACWI Index (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Index to the MSCI ACWI Index (Net) to reflect that the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,146,624,741
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 11,051,413
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,146,624,741%
Total number of portfolio holdings	$156%
Total advisory fees paid	$11,051,413%
Portfolio turnover rate	$89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	42.68%	70.69%
Fixed Income	33.33	71.88
Commodities	23.99	30.71
Total	100.00%	173.28%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076840 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class Y
Trading Symbol	ABRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class Y)	$113	1.05%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 14.31%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index returned 24.08%.
What contributed to performance?
Growth Macro Factor | Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. US equities outperformed their international counterparts, driven by a resilient economy and, in the case of large caps, optimism around artificial intelligence prospects.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, contributed to Fund results in aggregate, with gains from Australian, German, Canadian and Japanese government bonds and the defensive factor premia exposure. Central bank policy was the primary driver of performance.
What detracted from performance?
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps and commodity-linked notes, detracted from results in aggregate as gains in industrial and precious metals were outweighed by losses in agriculture and energy. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Energy exposure detracted from performance amid signs of an economic slowdown.
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities and commodities were outweighed by losses from positioning across government bond markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class Y)	14.31%	3.17%	3.75%
Custom Invesco Balanced Risk Allocation Style Index	24.08%	7.40%	6.71%
S&P 500® Index	38.02%	15.27%	13.00%
MSCI ACWI Index (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Index to the MSCI ACWI Index (Net) to reflect that the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,146,624,741
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 11,051,413
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,146,624,741%
Total number of portfolio holdings	$156%
Total advisory fees paid	$11,051,413%
Portfolio turnover rate	$89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	42.68%	70.69%
Fixed Income	33.33	71.88
Commodities	23.99	30.71
Total	100.00%	173.28%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000076841 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R5
Trading Symbol	ABRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R5)	$107	1.00%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 14.36%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index returned 24.08%.
What contributed to performance?
Growth Macro Factor | Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. US equities outperformed their international counterparts, driven by a resilient economy and, in the case of large caps, optimism around artificial intelligence prospects.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, contributed to Fund results in aggregate, with gains from Australian, German, Canadian and Japanese government bonds and the defensive factor premia exposure. Central bank policy was the primary driver of performance.
What detracted from performance?
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps and commodity-linked notes, detracted from results in aggregate as gains in industrial and precious metals were outweighed by losses in agriculture and energy. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Energy exposure detracted from performance amid signs of an economic slowdown.
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities and commodities were outweighed by losses from positioning across government bond markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R5)	14.36%	3.22%	3.79%
Custom Invesco Balanced Risk Allocation Style Index	24.08%	7.40%	6.71%
S&P 500® Index	38.02%	15.27%	13.00%
MSCI ACWI Index (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Index to the MSCI ACWI Index (Net) to reflect that the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,146,624,741
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 11,051,413
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,146,624,741%
Total number of portfolio holdings	$156%
Total advisory fees paid	$11,051,413%
Portfolio turnover rate	$89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	42.68%	70.69%
Fixed Income	33.33	71.88
Commodities	23.99	30.71
Total	100.00%	173.28%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120702 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Fund
Class Name	Class R6
Trading Symbol	ALLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Allocation Fund (Class R6)	$102	0.95%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 14.39%. For the same time period, the Custom Invesco Balanced Risk Allocation Style Index returned 24.08%.
What contributed to performance?
Growth Macro Factor | Strategic exposure to the growth macro factor, achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. US equities outperformed their international counterparts, driven by a resilient economy and, in the case of large caps, optimism around artificial intelligence prospects.
Defensive Macro Factor | Strategic exposure to the defensive macro factor, achieved through exchange-traded futures, contributed to Fund results in aggregate, with gains from Australian, German, Canadian and Japanese government bonds and the defensive factor premia exposure. Central bank policy was the primary driver of performance.
What detracted from performance?
Real Return Macro Factor | Strategic exposure to the real return macro factor, achieved through exchange-traded futures, swaps and commodity-linked notes, detracted from results in aggregate as gains in industrial and precious metals were outweighed by losses in agriculture and energy. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Energy exposure detracted from performance amid signs of an economic slowdown.
Tactical positioning | Tactical positioning detracted from performance as gains from positioning in equities and commodities were outweighed by losses from positioning across government bond markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Fund (Class R6)	14.39%	3.27%	3.86%
Custom Invesco Balanced Risk Allocation Style Index	24.08%	7.40%	6.71%
S&P 500® Index	38.02%	15.27%	13.00%
MSCI ACWI Index (Net)	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Index to the MSCI ACWI Index (Net) to reflect that the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,146,624,741
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 11,051,413
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,146,624,741%
Total number of portfolio holdings	$156%
Total advisory fees paid	$11,051,413%
Portfolio turnover rate	$89%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	42.68%	70.69%
Fixed Income	33.33	71.88
Commodities	23.99	30.71
Total	100.00%	173.28%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class A
Trading Symbol	BRCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class A)	$136	1.34%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.34%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to mixed performance for commodities. Precious and base metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 3.63%. For the same time period, the Bloomberg Commodity Index returned -1.18%.
What contributed to performance?
The Fund’s commodity exposure is achieved primarily through futures and swaps and to a lesser extent commodity-linked securities.
Strategic exposure to metals | The Fund’s strategic metals exposure produced gains in aggregate, with exposure to gold, silver and copper contributing the most to performance. Gold prices rose to multiple all-time highs during the period, driven by ongoing geopolitical tensions, central bank demand, and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. Copper was the other notable contributor during the period, benefiting from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and AI data centers.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely underweight positions in natural gas and select agricultural commodities (e.g., wheat, corn, cotton).
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in aggregate due to broad-based losses across the sector. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also detracted from absolute performance. Energy commodities broadly declined during the period on negative economic sentiment and signs of weaker demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class A) —including sales charge	(2.05)%	6.70%)	0.95%)
Invesco Balanced-Risk Commodity Strategy Fund (Class A) —excluding sales charge	3.63%)	7.91%)	1.52%)
Bloomberg Commodity Index	(1.18)%	6.96%)	(0.08)%
Bloomberg Global Aggregate Index	9.54%)	(1.64)%	0.23%)
MSCI ACWI Index (Net)	32.79%)	11.08%)	9.06%)

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Commodity Index to the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index to reflect that the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,376,315
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,085,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$739,376,315%
Total number of portfolio holdings	$46%
Total advisory fees paid	$6,085,431%
Portfolio turnover rate	$87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	27.30%	29.39%
Energy	32.16	18.40
Industrial Metals	26.58	23.47
Precious Metals	13.96	18.58
Total	100.00%	89.84%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class C
Trading Symbol	BRCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class C)	$212	2.09%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.09%	[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to mixed performance for commodities. Precious and base metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 2.86%. For the same time period, the Bloomberg Commodity Index returned -1.18%.
What contributed to performance?
The Fund’s commodity exposure is achieved primarily through futures and swaps and to a lesser extent commodity-linked securities.
Strategic exposure to metals | The Fund’s strategic metals exposure produced gains in aggregate, with exposure to gold, silver and copper contributing the most to performance. Gold prices rose to multiple all-time highs during the period, driven by ongoing geopolitical tensions, central bank demand, and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. Copper was the other notable contributor during the period, benefiting from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and AI data centers.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely underweight positions in natural gas and select agricultural commodities (e.g., wheat, corn, cotton).
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in aggregate due to broad-based losses across the sector. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also detracted from absolute performance. Energy commodities broadly declined during the period on negative economic sentiment and signs of weaker demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class C) —including sales charge	1.87%)	7.08%)	0.90%)
Invesco Balanced-Risk Commodity Strategy Fund (Class C) —excluding sales charge	2.86%)	7.08%)	0.90%)
Bloomberg Commodity Index	(1.18)%	6.96%)	(0.08)%
Bloomberg Global Aggregate Index	9.54%)	(1.64)%	0.23%)
MSCI ACWI Index (Net)	32.79%)	11.08%)	9.06%)

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Commodity Index to the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index to reflect that the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,376,315
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,085,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$739,376,315%
Total number of portfolio holdings	$46%
Total advisory fees paid	$6,085,431%
Portfolio turnover rate	$87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	27.30%	29.39%
Energy	32.16	18.40
Industrial Metals	26.58	23.47
Precious Metals	13.96	18.58
Total	100.00%	89.84%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R
Trading Symbol	BRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	$162	1.59%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.59%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to mixed performance for commodities. Precious and base metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 3.38%. For the same time period, the Bloomberg Commodity Index returned -1.18%.
What contributed to performance?
The Fund’s commodity exposure is achieved primarily through futures and swaps and to a lesser extent commodity-linked securities.
Strategic exposure to metals | The Fund’s strategic metals exposure produced gains in aggregate, with exposure to gold, silver and copper contributing the most to performance. Gold prices rose to multiple all-time highs during the period, driven by ongoing geopolitical tensions, central bank demand, and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. Copper was the other notable contributor during the period, benefiting from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and AI data centers.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely underweight positions in natural gas and select agricultural commodities (e.g., wheat, corn, cotton).
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in aggregate due to broad-based losses across the sector. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also detracted from absolute performance. Energy commodities broadly declined during the period on negative economic sentiment and signs of weaker demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	3.38%)	7.66%)	1.29%)
Bloomberg Commodity Index	(1.18)%	6.96%)	(0.08)%
Bloomberg Global Aggregate Index	9.54%)	(1.64)%	0.23%)
MSCI ACWI Index (Net)	32.79%)	11.08%)	9.06%)

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Commodity Index to the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index to reflect that the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,376,315
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,085,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$739,376,315%
Total number of portfolio holdings	$46%
Total advisory fees paid	$6,085,431%
Portfolio turnover rate	$87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	27.30%	29.39%
Energy	32.16	18.40
Industrial Metals	26.58	23.47
Precious Metals	13.96	18.58
Total	100.00%	89.84%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class Y
Trading Symbol	BRCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	$111	1.09%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%	[14]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to mixed performance for commodities. Precious and base metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 4.00%. For the same time period, the Bloomberg Commodity Index returned -1.18%.
What contributed to performance?
The Fund’s commodity exposure is achieved primarily through futures and swaps and to a lesser extent commodity-linked securities.
Strategic exposure to metals | The Fund’s strategic metals exposure produced gains in aggregate, with exposure to gold, silver and copper contributing the most to performance. Gold prices rose to multiple all-time highs during the period, driven by ongoing geopolitical tensions, central bank demand, and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. Copper was the other notable contributor during the period, benefiting from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and AI data centers.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely underweight positions in natural gas and select agricultural commodities (e.g., wheat, corn, cotton).
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in aggregate due to broad-based losses across the sector. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also detracted from absolute performance. Energy commodities broadly declined during the period on negative economic sentiment and signs of weaker demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	4.00%)	8.18%)	1.78%)
Bloomberg Commodity Index	(1.18)%	6.96%)	(0.08)%
Bloomberg Global Aggregate Index	9.54%)	(1.64)%	0.23%)
MSCI ACWI Index (Net)	32.79%)	11.08%)	9.06%)

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Commodity Index to the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index to reflect that the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,376,315
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,085,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$739,376,315%
Total number of portfolio holdings	$46%
Total advisory fees paid	$6,085,431%
Portfolio turnover rate	$87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	27.30%	29.39%
Energy	32.16	18.40
Industrial Metals	26.58	23.47
Precious Metals	13.96	18.58
Total	100.00%	89.84%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000092479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R5
Trading Symbol	BRCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	$111	1.09%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to mixed performance for commodities. Precious and base metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 3.97%. For the same time period, the Bloomberg Commodity Index returned -1.18%.
What contributed to performance?
The Fund’s commodity exposure is achieved primarily through futures and swaps and to a lesser extent commodity-linked securities.
Strategic exposure to metals | The Fund’s strategic metals exposure produced gains in aggregate, with exposure to gold, silver and copper contributing the most to performance. Gold prices rose to multiple all-time highs during the period, driven by ongoing geopolitical tensions, central bank demand, and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. Copper was the other notable contributor during the period, benefiting from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and AI data centers.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely underweight positions in natural gas and select agricultural commodities (e.g., wheat, corn, cotton).
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in aggregate due to broad-based losses across the sector. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also detracted from absolute performance. Energy commodities broadly declined during the period on negative economic sentiment and signs of weaker demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	3.97%)	8.20%)	1.83%)
Bloomberg Commodity Index	(1.18)%	6.96%)	(0.08)%
Bloomberg Global Aggregate Index	9.54%)	(1.64)%	0.23%)
MSCI ACWI Index (Net)	32.79%)	11.08%)	9.06%)

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Commodity Index to the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index to reflect that the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,376,315
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,085,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$739,376,315%
Total number of portfolio holdings	$46%
Total advisory fees paid	$6,085,431%
Portfolio turnover rate	$87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	27.30%	29.39%
Energy	32.16	18.40
Industrial Metals	26.58	23.47
Precious Metals	13.96	18.58
Total	100.00%	89.84%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	IBRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	$111	1.09%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.09%	[16]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to mixed performance for commodities. Precious and base metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 3.82%. For the same time period, the Bloomberg Commodity Index returned -1.18%.
What contributed to performance?
The Fund’s commodity exposure is achieved primarily through futures and swaps and to a lesser extent commodity-linked securities.
Strategic exposure to metals | The Fund’s strategic metals exposure produced gains in aggregate, with exposure to gold, silver and copper contributing the most to performance. Gold prices rose to multiple all-time highs during the period, driven by ongoing geopolitical tensions, central bank demand, and rising fiscal deficits and debt-to-gross domestic product levels. Silver also performed well due to concerns about future supply and its crossover use in industrial applications. Copper was the other notable contributor during the period, benefiting from China's stimulus policy and undersupply concerns due to growing demand from the transition to green energy and AI data centers.
Tactical positioning | The Fund's tactical positioning added to results during the period as well, driven by timely underweight positions in natural gas and select agricultural commodities (e.g., wheat, corn, cotton).
What detracted from performance?
Strategic exposure to agriculture | The Fund's strategic exposure to agricultural commodities detracted from performance in aggregate due to broad-based losses across the sector. Relatively favorable weather and harvests amid tepid demand led to many agricultural commodities trading lower.
Strategic exposure to energy | The Fund's strategic exposure to energy commodities also detracted from absolute performance. Energy commodities broadly declined during the period on negative economic sentiment and signs of weaker demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	3.82%)	8.16%)	1.86%)
Bloomberg Commodity Index	(1.18)%	6.96%)	(0.08)%
Bloomberg Global Aggregate Index	9.54%)	(1.64)%	0.23%)
MSCI ACWI Index (Net)	32.79%)	11.08%)	9.06%)

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Commodity Index to the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index to reflect that the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities markets.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 739,376,315
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,085,431
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$739,376,315%
Total number of portfolio holdings	$46%
Total advisory fees paid	$6,085,431%
Portfolio turnover rate	$87%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	27.30%	29.39%
Energy	32.16	18.40
Industrial Metals	26.58	23.47
Precious Metals	13.96	18.58
Total	100.00%	89.84%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

C000107688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class A)	$93	0.86%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 16.04%. For the same time period, the Custom Invesco Multi-Asset Income Index returned 19.38%.
What contributed to performance?
Strategic Exposures | The Fund's strategic equity exposures produced gains in aggregate through exposure to the S&P 500 Equal Weight Index (via a position in Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA). The Fund's investments in equity-linked notes (ELNs) also produced gains. Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents. The Fund's exposure to US preferred shares also positively contributed to performance. The Fund exited its investments in ELNs and US preferred shares during the period. The Fund’s strategic fixed income exposures produced gains across the board as markets reacted positively to easing monetary policy from a number of key central banks during the fiscal year.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning was a drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK Gilts and US Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class A) —including sales charge	9.70%	(1.06)%	2.44%
Invesco Multi-Asset Income Fund (Class A) —excluding sales charge	16.04%	0.07%)	3.02%
Custom Invesco Multi-Asset Income Index	19.38%	4.80%)	4.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 979,544,176
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,560,250
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$979,544,176%
Total number of portfolio holdings	$762%
Total advisory fees paid	$4,560,250%
Portfolio turnover rate	$162%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.

C000107689 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class C)	$175	1.63%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.63%	[18]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 15.16%. For the same time period, the Custom Invesco Multi-Asset Income Index returned 19.38%.
What contributed to performance?
Strategic Exposures | The Fund's strategic equity exposures produced gains in aggregate through exposure to the S&P 500 Equal Weight Index (via a position in Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA). The Fund's investments in equity-linked notes (ELNs) also produced gains. Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents. The Fund's exposure to US preferred shares also positively contributed to performance. The Fund exited its investments in ELNs and US preferred shares during the period. The Fund’s strategic fixed income exposures produced gains across the board as markets reacted positively to easing monetary policy from a number of key central banks during the fiscal year.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning was a drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK Gilts and US Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class C) —including sales charge	14.16%	(0.68)%	2.41%
Invesco Multi-Asset Income Fund (Class C) —excluding sales charge	15.16%	(0.68)%	2.41%
Custom Invesco Multi-Asset Income Index	19.38%	4.80%)	4.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 979,544,176
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,560,250
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$979,544,176%
Total number of portfolio holdings	$762%
Total advisory fees paid	$4,560,250%
Portfolio turnover rate	$162%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.

C000107690 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R)	$122	1.13%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%	[19]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 15.72%. For the same time period, the Custom Invesco Multi-Asset Income Index returned 19.38%.
What contributed to performance?
Strategic Exposures | The Fund's strategic equity exposures produced gains in aggregate through exposure to the S&P 500 Equal Weight Index (via a position in Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA). The Fund's investments in equity-linked notes (ELNs) also produced gains. Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents. The Fund's exposure to US preferred shares also positively contributed to performance. The Fund exited its investments in ELNs and US preferred shares during the period. The Fund’s strategic fixed income exposures produced gains across the board as markets reacted positively to easing monetary policy from a number of key central banks during the fiscal year.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning was a drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK Gilts and US Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R)	15.72%	(0.18)%	2.78%
Custom Invesco Multi-Asset Income Index	19.38%	4.80%)	4.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 979,544,176
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,560,250
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$979,544,176%
Total number of portfolio holdings	$762%
Total advisory fees paid	$4,560,250%
Portfolio turnover rate	$162%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.

C000107691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PIYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class Y)	$68	0.63%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%	[20]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 16.30%. For the same time period, the Custom Invesco Multi-Asset Income Index returned 19.38%.
What contributed to performance?
Strategic Exposures | The Fund's strategic equity exposures produced gains in aggregate through exposure to the S&P 500 Equal Weight Index (via a position in Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA). The Fund's investments in equity-linked notes (ELNs) also produced gains. Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents. The Fund's exposure to US preferred shares also positively contributed to performance. The Fund exited its investments in ELNs and US preferred shares during the period. The Fund’s strategic fixed income exposures produced gains across the board as markets reacted positively to easing monetary policy from a number of key central banks during the fiscal year.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning was a drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK Gilts and US Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class Y)	16.30%	0.33%)	3.28%
Custom Invesco Multi-Asset Income Index	19.38%	4.80%)	4.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 979,544,176
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,560,250
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$979,544,176%
Total number of portfolio holdings	$762%
Total advisory fees paid	$4,560,250%
Portfolio turnover rate	$162%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.

C000107692 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	IPNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R5)	$64	0.59%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%	[21]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 16.41%. For the same time period, the Custom Invesco Multi-Asset Income Index returned 19.38%.
What contributed to performance?
Strategic Exposures | The Fund's strategic equity exposures produced gains in aggregate through exposure to the S&P 500 Equal Weight Index (via a position in Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA). The Fund's investments in equity-linked notes (ELNs) also produced gains. Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents. The Fund's exposure to US preferred shares also positively contributed to performance. The Fund exited its investments in ELNs and US preferred shares during the period. The Fund’s strategic fixed income exposures produced gains across the board as markets reacted positively to easing monetary policy from a number of key central banks during the fiscal year.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning was a drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK Gilts and US Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R5)	16.41%	0.31%)	3.29%
Custom Invesco Multi-Asset Income Index	19.38%	4.80%)	4.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 979,544,176
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,560,250
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$979,544,176%
Total number of portfolio holdings	$762%
Total advisory fees paid	$4,560,250%
Portfolio turnover rate	$162%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120706 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Multi-Asset Income Fund (Class R6)	$60	0.55%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%	[22]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 16.40%. For the same time period, the Custom Invesco Multi-Asset Income Index returned 19.38%.
What contributed to performance?
Strategic Exposures | The Fund's strategic equity exposures produced gains in aggregate through exposure to the S&P 500 Equal Weight Index (via a position in Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA). The Fund's investments in equity-linked notes (ELNs) also produced gains. Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents. The Fund's exposure to US preferred shares also positively contributed to performance. The Fund exited its investments in ELNs and US preferred shares during the period. The Fund’s strategic fixed income exposures produced gains across the board as markets reacted positively to easing monetary policy from a number of key central banks during the fiscal year.
What detracted from performance?
Tactical Positioning | The Fund’s adaptive monthly tactical positioning was a drag on performance during the fiscal year, due to positioning within fixed income. Most notable was the Fund's tactical positioning in UK Gilts and US Treasuries.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Multi-Asset Income Fund (Class R6)	16.40%	0.39%)	3.32%
Custom Invesco Multi-Asset Income Index	19.38%	4.80%)	4.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 979,544,176
Holdings Count | Holding	762
Advisory Fees Paid, Amount	$ 4,560,250
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$979,544,176%
Total number of portfolio holdings	$762%
Total advisory fees paid	$4,560,250%
Portfolio turnover rate	$162%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	25.02%
U.S. Treasury Bonds, 4.75%, 11/15/2053	12.60%
Invesco QQQ Income Advantage ETF	10.46%
Invesco MSCI EAFE Income Advantage ETF	10.30%
U.S. Treasury Notes, 2.88%, 05/31/2025	2.57%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.50%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.49%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.36%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.62%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.37%
* Excluding money market fund holdings, if any.

C000131984 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Macro Allocation Strategy Fund
Class Name	Class A
Trading Symbol	GMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Macro Allocation Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Macro Allocation Strategy Fund (Class A)	$142	1.39%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%	[23]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 3.71%. For the same time period, the Bloomberg 3-month Treasury Bellwether Index returned 5.43%.
What contributed to performance?
Diversified Defensive Exposures  | The Fund’s diversified defensive component contributed to results in aggregate due to the long-only exposure to government bonds and the optimized commodity futures roll strategy.
Long Exposure to Global Equities | The Fund’s long exposure to global equity market indices during the period also contributed to results. Japanese equities were the top contributor, driven by investor-friendly corporate reforms and government incentives.
What detracted from performance?
Adaptive Positioning | The Fund's adaptive positioning as a whole detracted from performance due to losses from exposure to government bonds and commodities. Bonds and commodities oscillated during the period, making month-to-month positioning a challenge.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Macro Allocation Strategy Fund (Class A) —including sales charge	(1.97)%	(1.97)%	0.78%
Invesco Macro Allocation Strategy Fund (Class A) —excluding sales charge	3.71%)	(0.86)%	1.35%
Bloomberg 3-month Treasury Bellwether Index	5.43%)	2.40%)	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%)	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 157,013,598
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,450,445
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$157,013,598%
Total number of portfolio holdings	$73%
Total advisory fees paid	$1,450,445%
Portfolio turnover rate	$76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Notional asset
weights
Asset Class	Notional Asset Weights
Equities	42.01%
Fixed Income	67.19
Commodities	42.04
Options	12.69
Total	163.93%
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000131985 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Macro Allocation Strategy Fund
Class Name	Class C
Trading Symbol	GMSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Macro Allocation Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Macro Allocation Strategy Fund (Class C)	$217	2.14%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.14%	[24]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 2.97%. For the same time period, the Bloomberg 3-month Treasury Bellwether Index returned 5.43%.
What contributed to performance?
Diversified Defensive Exposures  | The Fund’s diversified defensive component contributed to results in aggregate due to the long-only exposure to government bonds and the optimized commodity futures roll strategy.
Long Exposure to Global Equities | The Fund’s long exposure to global equity market indices during the period also contributed to results. Japanese equities were the top contributor, driven by investor-friendly corporate reforms and government incentives.
What detracted from performance?
Adaptive Positioning | The Fund's adaptive positioning as a whole detracted from performance due to losses from exposure to government bonds and commodities. Bonds and commodities oscillated during the period, making month-to-month positioning a challenge.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Macro Allocation Strategy Fund (Class C) —including sales charge	1.97%	(1.59)%	0.74%
Invesco Macro Allocation Strategy Fund (Class C) —excluding sales charge	2.97%	(1.59)%	0.74%
Bloomberg 3-month Treasury Bellwether Index	5.43%	2.40%)	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 157,013,598
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,450,445
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$157,013,598%
Total number of portfolio holdings	$73%
Total advisory fees paid	$1,450,445%
Portfolio turnover rate	$76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Notional asset
weights
Asset Class	Notional Asset Weights
Equities	42.01%
Fixed Income	67.19
Commodities	42.04
Options	12.69
Total	163.93%
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000131988 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Macro Allocation Strategy Fund	[25]
Class Name	Class R
Trading Symbol	GMSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Macro Allocation Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Macro Allocation Strategy Fund (Class R)	$167	1.64%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.64%	[25]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 3.57%. For the same time period, the Bloomberg 3-month Treasury Bellwether Index returned 5.43%.
What contributed to performance?
Diversified Defensive Exposures  | The Fund’s diversified defensive component contributed to results in aggregate due to the long-only exposure to government bonds and the optimized commodity futures roll strategy.
Long Exposure to Global Equities | The Fund’s long exposure to global equity market indices during the period also contributed to results. Japanese equities were the top contributor, driven by investor-friendly corporate reforms and government incentives.
What detracted from performance?
Adaptive Positioning | The Fund's adaptive positioning as a whole detracted from performance due to losses from exposure to government bonds and commodities. Bonds and commodities oscillated during the period, making month-to-month positioning a challenge.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Macro Allocation Strategy Fund (Class R)	3.57%	(1.10)%	1.11%
Bloomberg 3-month Treasury Bellwether Index	5.43%	2.40%)	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 157,013,598
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,450,445
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$157,013,598%
Total number of portfolio holdings	$73%
Total advisory fees paid	$1,450,445%
Portfolio turnover rate	$76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Notional asset
weights
Asset Class	Notional Asset Weights
Equities	42.01%
Fixed Income	67.19
Commodities	42.04
Options	12.69
Total	163.93%
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000131989 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Macro Allocation Strategy Fund
Class Name	Class Y
Trading Symbol	GMSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Macro Allocation Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Macro Allocation Strategy Fund (Class Y)	$116	1.14%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%	[26]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 4.07%. For the same time period, the Bloomberg 3-month Treasury Bellwether Index returned 5.43%.
What contributed to performance?
Diversified Defensive Exposures  | The Fund’s diversified defensive component contributed to results in aggregate due to the long-only exposure to government bonds and the optimized commodity futures roll strategy.
Long Exposure to Global Equities | The Fund’s long exposure to global equity market indices during the period also contributed to results. Japanese equities were the top contributor, driven by investor-friendly corporate reforms and government incentives.
What detracted from performance?
Adaptive Positioning | The Fund's adaptive positioning as a whole detracted from performance due to losses from exposure to government bonds and commodities. Bonds and commodities oscillated during the period, making month-to-month positioning a challenge.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Macro Allocation Strategy Fund (Class Y)	4.07%	(0.60)%	1.62%
Bloomberg 3-month Treasury Bellwether Index	5.43%	2.40%)	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 157,013,598
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,450,445
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$157,013,598%
Total number of portfolio holdings	$73%
Total advisory fees paid	$1,450,445%
Portfolio turnover rate	$76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Notional asset
weights
Asset Class	Notional Asset Weights
Equities	42.01%
Fixed Income	67.19
Commodities	42.04
Options	12.69
Total	163.93%
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000131986 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Macro Allocation Strategy Fund
Class Name	Class R5
Trading Symbol	GMSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Macro Allocation Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Macro Allocation Strategy Fund (Class R5)	$116	1.14%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%	[27]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 4.07%. For the same time period, the Bloomberg 3-month Treasury Bellwether Index returned 5.43%.
What contributed to performance?
Diversified Defensive Exposures  | The Fund’s diversified defensive component contributed to results in aggregate due to the long-only exposure to government bonds and the optimized commodity futures roll strategy.
Long Exposure to Global Equities | The Fund’s long exposure to global equity market indices during the period also contributed to results. Japanese equities were the top contributor, driven by investor-friendly corporate reforms and government incentives.
What detracted from performance?
Adaptive Positioning | The Fund's adaptive positioning as a whole detracted from performance due to losses from exposure to government bonds and commodities. Bonds and commodities oscillated during the period, making month-to-month positioning a challenge.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Macro Allocation Strategy Fund (Class R5)	4.07%	(0.62)%	1.60%
Bloomberg 3-month Treasury Bellwether Index	5.43%	2.40%)	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 157,013,598
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,450,445
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$157,013,598%
Total number of portfolio holdings	$73%
Total advisory fees paid	$1,450,445%
Portfolio turnover rate	$76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Notional asset
weights
Asset Class	Notional Asset Weights
Equities	42.01%
Fixed Income	67.19
Commodities	42.04
Options	12.69
Total	163.93%
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000131987 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Macro Allocation Strategy Fund
Class Name	Class R6
Trading Symbol	GMSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Macro Allocation Strategy Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Macro Allocation Strategy Fund (Class R6)	$116	1.14%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%	[28]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 3.94%. For the same time period, the Bloomberg 3-month Treasury Bellwether Index returned 5.43%.
What contributed to performance?
Diversified Defensive Exposures  | The Fund’s diversified defensive component contributed to results in aggregate due to the long-only exposure to government bonds and the optimized commodity futures roll strategy.
Long Exposure to Global Equities | The Fund’s long exposure to global equity market indices during the period also contributed to results. Japanese equities were the top contributor, driven by investor-friendly corporate reforms and government incentives.
What detracted from performance?
Adaptive Positioning | The Fund's adaptive positioning as a whole detracted from performance due to losses from exposure to government bonds and commodities. Bonds and commodities oscillated during the period, making month-to-month positioning a challenge.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Macro Allocation Strategy Fund (Class R6)	3.94%	(0.62)%	1.59%
Bloomberg 3-month Treasury Bellwether Index	5.43%	2.40%)	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 157,013,598
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,450,445
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$157,013,598%
Total number of portfolio holdings	$73%
Total advisory fees paid	$1,450,445%
Portfolio turnover rate	$76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Notional asset
weights
Asset Class	Notional Asset Weights
Equities	42.01%
Fixed Income	67.19
Commodities	42.04
Options	12.69
Total	163.93%
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000139750 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Infrastructure Fund
Class Name	Class A
Trading Symbol	GIZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Infrastructure Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Infrastructure Fund (Class A)	$141	1.25%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.25%	[29]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fisal year ended October 31, 2024, the infrastructure market benefited from central bank interest rate cutting cycles which supported valuations that had been suppressed by the speed and magnitude of monetary tightening. Additionally, artificial intelligence (AI) data center demand and growth began to benefit sectors with exposure to data center power demand.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 25.03%. For the same time period, Dow Jones Brookfield Global Infrastructure Index returned 25.85%.
What contributed to performance?
Stock Selection | Relative outperformance was driven by stock selection and overweights to the airport and gas distribution sectors.
Sector Weighting | Underweights to tolls and electric utilities contributed to relative outperformance. Southern Company, a gas distribution company and an overweight for the Fund, was one of the largest relative performers as its growth expectations rose based on the expectation of the company to benefit from data center energy demand.
What detracted from performance?
Stock Selection | Stock selection within electric utilities detracted from performance due to exposure to Elia Group. The company's capital intensive plan to modernize their electric grid led to valuation declines amid a high interest rate environment.
Sector Weighting | An underweight to midstream services was the largest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Infrastructure Fund (Class A) —including sales charge	18.15%	2.50%	3.55%
Invesco Global Infrastructure Fund (Class A) —excluding sales charge	25.03%	3.66%	4.14%
Dow Jones Brookfield Global Infrastructure Index (Net)	25.85%	4.71%	4.80%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 96,124,784
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 649,716
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$96,124,784%
Total number of portfolio holdings	$52%
Total advisory fees paid	$649,716%
Portfolio turnover rate	$193%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000139751 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Infrastructure Fund
Class Name	Class C
Trading Symbol	GIZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Infrastructure Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Infrastructure Fund (Class C)	$224	2.00%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.00%	[30]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fisal year ended October 31, 2024, the infrastructure market benefited from central bank interest rate cutting cycles which supported valuations that had been suppressed by the speed and magnitude of monetary tightening. Additionally, artificial intelligence (AI) data center demand and growth began to benefit sectors with exposure to data center power demand.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 24.15%. For the same time period, Dow Jones Brookfield Global Infrastructure Index returned 25.85%.
What contributed to performance?
Stock Selection | Relative outperformance was driven by stock selection and overweights to the airport and gas distribution sectors.
Sector Weighting | Underweights to tolls and electric utilities contributed to relative outperformance. Southern Company, a gas distribution company and an overweight for the Fund, was one of the largest relative performers as its growth expectations rose based on the expectation of the company to benefit from data center energy demand.
What detracted from performance?
Stock Selection | Stock selection within electric utilities detracted from performance due to exposure to Elia Group. The company's capital intensive plan to modernize their electric grid led to valuation declines amid a high interest rate environment.
Sector Weighting | An underweight to midstream services was the largest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Infrastructure Fund (Class C) —including sales charge	23.15%	2.89%	3.51%
Invesco Global Infrastructure Fund (Class C) —excluding sales charge	24.15%	2.89%	3.51%
Dow Jones Brookfield Global Infrastructure Index (Net)	25.85%	4.71%	4.80%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 96,124,784
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 649,716
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$96,124,784%
Total number of portfolio holdings	$52%
Total advisory fees paid	$649,716%
Portfolio turnover rate	$193%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000139752 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Infrastructure Fund
Class Name	Class R
Trading Symbol	GIZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Infrastructure Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Infrastructure Fund (Class R)	$169	1.50%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.50%	[31]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fisal year ended October 31, 2024, the infrastructure market benefited from central bank interest rate cutting cycles which supported valuations that had been suppressed by the speed and magnitude of monetary tightening. Additionally, artificial intelligence (AI) data center demand and growth began to benefit sectors with exposure to data center power demand.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 24.74%. For the same time period, Dow Jones Brookfield Global Infrastructure Index returned 25.85%.
What contributed to performance?
Stock Selection | Relative outperformance was driven by stock selection and overweights to the airport and gas distribution sectors.
Sector Weighting | Underweights to tolls and electric utilities contributed to relative outperformance. Southern Company, a gas distribution company and an overweight for the Fund, was one of the largest relative performers as its growth expectations rose based on the expectation of the company to benefit from data center energy demand.
What detracted from performance?
Stock Selection | Stock selection within electric utilities detracted from performance due to exposure to Elia Group. The company's capital intensive plan to modernize their electric grid led to valuation declines amid a high interest rate environment.
Sector Weighting | An underweight to midstream services was the largest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Infrastructure Fund (Class R)	24.74%	3.40%	3.87%
Dow Jones Brookfield Global Infrastructure Index (Net)	25.85%	4.71%	4.80%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 96,124,784
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 649,716
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$96,124,784%
Total number of portfolio holdings	$52%
Total advisory fees paid	$649,716%
Portfolio turnover rate	$193%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000139753 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Infrastructure Fund
Class Name	Class Y
Trading Symbol	GIZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Infrastructure Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Infrastructure Fund (Class Y)	$113	1.00%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%	[32]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fisal year ended October 31, 2024, the infrastructure market benefited from central bank interest rate cutting cycles which supported valuations that had been suppressed by the speed and magnitude of monetary tightening. Additionally, artificial intelligence (AI) data center demand and growth began to benefit sectors with exposure to data center power demand.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 25.44%. For the same time period, Dow Jones Brookfield Global Infrastructure Index returned 25.85%.
What contributed to performance?
Stock Selection | Relative outperformance was driven by stock selection and overweights to the airport and gas distribution sectors.
Sector Weighting | Underweights to tolls and electric utilities contributed to relative outperformance. Southern Company, a gas distribution company and an overweight for the Fund, was one of the largest relative performers as its growth expectations rose based on the expectation of the company to benefit from data center energy demand.
What detracted from performance?
Stock Selection | Stock selection within electric utilities detracted from performance due to exposure to Elia Group. The company's capital intensive plan to modernize their electric grid led to valuation declines amid a high interest rate environment.
Sector Weighting | An underweight to midstream services was the largest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Infrastructure Fund (Class Y)	25.44%	3.93%	4.40%
Dow Jones Brookfield Global Infrastructure Index (Net)	25.85%	4.71%	4.80%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 96,124,784
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 649,716
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$96,124,784%
Total number of portfolio holdings	$52%
Total advisory fees paid	$649,716%
Portfolio turnover rate	$193%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000139754 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Infrastructure Fund
Class Name	Class R5
Trading Symbol	GIZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Infrastructure Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Infrastructure Fund (Class R5)	$113	1.00%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%	[33]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fisal year ended October 31, 2024, the infrastructure market benefited from central bank interest rate cutting cycles which supported valuations that had been suppressed by the speed and magnitude of monetary tightening. Additionally, artificial intelligence (AI) data center demand and growth began to benefit sectors with exposure to data center power demand.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 25.42%. For the same time period, Dow Jones Brookfield Global Infrastructure Index returned 25.85%.
What contributed to performance?
Stock Selection | Relative outperformance was driven by stock selection and overweights to the airport and gas distribution sectors.
Sector Weighting | Underweights to tolls and electric utilities contributed to relative outperformance. Southern Company, a gas distribution company and an overweight for the Fund, was one of the largest relative performers as its growth expectations rose based on the expectation of the company to benefit from data center energy demand.
What detracted from performance?
Stock Selection | Stock selection within electric utilities detracted from performance due to exposure to Elia Group. The company's capital intensive plan to modernize their electric grid led to valuation declines amid a high interest rate environment.
Sector Weighting | An underweight to midstream services was the largest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Infrastructure Fund (Class R5)	25.42%	3.92%	4.40%
Dow Jones Brookfield Global Infrastructure Index (Net)	25.85%	4.71%	4.80%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 96,124,784
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 649,716
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$96,124,784%
Total number of portfolio holdings	$52%
Total advisory fees paid	$649,716%
Portfolio turnover rate	$193%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000139755 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	GIZSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Infrastructure Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Infrastructure Fund (Class R6)	$113	1.00%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%	[34]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fisal year ended October 31, 2024, the infrastructure market benefited from central bank interest rate cutting cycles which supported valuations that had been suppressed by the speed and magnitude of monetary tightening. Additionally, artificial intelligence (AI) data center demand and growth began to benefit sectors with exposure to data center power demand.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 25.42%. For the same time period, Dow Jones Brookfield Global Infrastructure Index returned 25.85%.
What contributed to performance?
Stock Selection | Relative outperformance was driven by stock selection and overweights to the airport and gas distribution sectors.
Sector Weighting | Underweights to tolls and electric utilities contributed to relative outperformance. Southern Company, a gas distribution company and an overweight for the Fund, was one of the largest relative performers as its growth expectations rose based on the expectation of the company to benefit from data center energy demand.
What detracted from performance?
Stock Selection | Stock selection within electric utilities detracted from performance due to exposure to Elia Group. The company's capital intensive plan to modernize their electric grid led to valuation declines amid a high interest rate environment.
Sector Weighting | An underweight to midstream services was the largest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Infrastructure Fund (Class R6)	25.42%	3.93%	4.40%
Dow Jones Brookfield Global Infrastructure Index (Net)	25.85%	4.71%	4.80%
MSCI World Index (Net)	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 96,124,784
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 649,716
Investment Company Portfolio Turnover	193.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$96,124,784%
Total number of portfolio holdings	$52%
Total advisory fees paid	$649,716%
Portfolio turnover rate	$193%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vinci S.A.	6.87%
Enbridge, Inc.	6.81%
American Tower Corp.	6.02%
ONEOK, Inc.	4.78%
Sempra	4.60%
National Grid PLC	3.71%
Cheniere Energy, Inc.	3.53%
PG&E Corp.	3.12%
Cellnex Telecom S.A.	3.10%
TC Energy Corp.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 10-11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on January 17, 2025. The Fund will liquidate on or about March 20, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	OEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class A)	$125	1.21%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%	[35]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, local emerging market bonds broadly benefited from resilient economic growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 6.64%. For the same time period, JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 8.76%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and Chilean peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in Colombia and South Africa.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Colombian peso and Chinese yuan renminbi.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the Czech Republic and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class A) —including sales charge	2.15%	(1.71)%	0.15%)
Invesco Emerging Markets Local Debt Fund (Class A) —excluding sales charge	6.64%	(0.85)%	0.58%)
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 88,836,693
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 358,328
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$88,836,693%
Total number of portfolio holdings	$342%
Total advisory fees paid	$358,328%
Portfolio turnover rate	$99%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.

C000209539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	OEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class C)	$203	1.97%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%	[36]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, local emerging market bonds broadly benefited from resilient economic growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 5.84%. For the same time period, JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 8.76%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and Chilean peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in Colombia and South Africa.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Colombian peso and Chinese yuan renminbi.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the Czech Republic and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class C) —including sales charge	4.84%	(1.64)%	(0.07)%
Invesco Emerging Markets Local Debt Fund (Class C) —excluding sales charge	5.84%	(1.64)%	(0.07)%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 88,836,693
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 358,328
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$88,836,693%
Total number of portfolio holdings	$342%
Total advisory fees paid	$358,328%
Portfolio turnover rate	$99%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.

C000209538 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R
Trading Symbol	OEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R)	$152	1.47%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.47%	[37]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, local emerging market bonds broadly benefited from resilient economic growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R shares of the Fund returned 6.36%. For the same time period, JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 8.76%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and Chilean peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in Colombia and South Africa.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Colombian peso and Chinese yuan renminbi.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the Czech Republic and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R)	6.36%	(1.14)%	0.29%)
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 88,836,693
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 358,328
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$88,836,693%
Total number of portfolio holdings	$342%
Total advisory fees paid	$358,328%
Portfolio turnover rate	$99%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.

C000209540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	OEMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class Y)	$100	0.97%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%	[38]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, local emerging market bonds broadly benefited from resilient economic growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class Y shares of the Fund returned 6.70%. For the same time period, JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 8.76%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and Chilean peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in Colombia and South Africa.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Colombian peso and Chinese yuan renminbi.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the Czech Republic and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class Y)	6.70%	(0.62)%	0.83%)
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 88,836,693
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 358,328
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$88,836,693%
Total number of portfolio holdings	$342%
Total advisory fees paid	$358,328%
Portfolio turnover rate	$99%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.

C000209536 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	EMLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R5)	$100	0.97%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%	[39]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, local emerging market bonds broadly benefited from resilient economic growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R5 shares of the Fund returned 6.70%. For the same time period, JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 8.76%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and Chilean peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in Colombia and South Africa.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Colombian peso and Chinese yuan renminbi.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the Czech Republic and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R5)	6.70%	(0.56)%	0.74%)
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 88,836,693
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 358,328
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$88,836,693%
Total number of portfolio holdings	$342%
Total advisory fees paid	$358,328%
Portfolio turnover rate	$99%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209535 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Local Debt Fund
Class Name	Class R6
Trading Symbol	OEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Local Debt Fund (Class R6)	$100	0.97%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%	[40]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, local emerging market bonds broadly benefited from resilient economic growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R6 shares of the Fund returned 6.90%. For the same time period, JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index returned 8.76%.
What contributed to performance?
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and Chilean peso.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in Colombia and South Africa.
What detracted from performance?
Foreign Currency Exposure | The top detractors to relative return were positioning in the Colombian peso and Chinese yuan renminbi.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the Czech Republic and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Local Debt Fund (Class R6)	6.90%	(0.52)%	0.92%)
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 88,836,693
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 358,328
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$88,836,693%
Total number of portfolio holdings	$342%
Total advisory fees paid	$358,328%
Portfolio turnover rate	$99%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Colombian TES, Series B, 6.00%, 04/28/2028	4.53%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.29%
Turkiye Government Bond, 36.00%, 08/12/2026	4.19%
Peru Government Bond, 6.15%, 08/12/2032	4.08%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	3.69%
Mexican Bonos, Series M, 8.50%, 03/01/2029	3.63%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	3.41%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.11%
Republic of South Africa Government Bond, Series R-213, 7.00%, 02/28/2031	3.08%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.90%
* Excluding money market fund holdings, if any.

C000209552 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class A
Trading Symbol	QVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class A)	$120	1.10%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%	[41]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets posted positive results, with equities posting double digit gains for the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• Class A shares of Invesco Global Allocation Fund, excluding sales charge, returned 18.55% for the fiscal year ended October 31, 2024, lagging the Custom Invesco Global Allocation Index (a blended benchmark of 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond USD Hedged Index) return of 23.28% for the period. The Fund's relative underperformance for the fiscal year was primarily driven by factor allocation to the Invesco Dynamic Multifactor ETF suite.
What contributed to performance?
Asset Allocation - Tactical Asset Allocation | The Fund's tactical asset allocation contributed positively to relative performance, including the Fund’s exposure to equity, fixed income, and foreign exchange activity.
Asset Allocation - EM Sovereign Debt | The Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Manager Selection - US equity | The Fund's allocation to Invesco Discovery Mid-Cap Growth Fund posted positive relative security selection results in the US mid-cap growth universe.
What detracted from performance?
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was the largest detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in being underweight the "Magnificent 7" stocks which have been the main driver of US equity market returns over the period.
Asset Allocation - US Fixed Income | The Fund's fixed income exposure had less duration relative to the Bloomberg US Aggregate Bond Index from November 2023 to beginning of July 2024, when the Fund shifted to have greater duration exposure relative to the Bloomberg US Aggregate Bond Index. The timing of the duration positioning had a negative impact to the Fund's fixed income exposure.
Dynamic Multifactor - IMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, including Invesco's International Developed Dynamic Multifactor ETF (IMFL), was a detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections, driven by the 'recovery' regime's exposure to size and value factors from November 2023 through early July 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class A) —including sales charge	12.12%	4.52%)	4.25%
Invesco Global Allocation Fund (Class A) —excluding sales charge	18.55%	5.71%)	4.84%
Custom Invesco Global Allocation Index	23.28%	7.04%)	6.32%
Bloomberg Global Aggregate USD Hedged Index	9.92%	0.33%)	2.12%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,020,710,405
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 6,560,632
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,020,710,405%
Total number of portfolio holdings	$319%
Total advisory fees paid	$6,560,632%
Portfolio turnover rate	$30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.

C000209548 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class C
Trading Symbol	QGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class C)	$201	1.85%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.85%	[42]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets posted positive results, with equities posting double digit gains for the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• Class C shares of the Invesco Global Allocation Fund, excluding sales charge, returned 17.62% for the fiscal year ended October 31, 2024, lagging the Custom Invesco Global Allocation Index (a blended benchmark of 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond USD Hedged Index) return of 23.28% for the period. The Fund's relative underperformance for the fiscal year was primarily driven by factor allocation to the Invesco Dynamic Multifactor ETF suite.
What contributed to performance?
Asset Allocation - Tactical Asset Allocation | The Fund's tactical asset allocation contributed positively to relative performance, including the Fund’s exposure to equity, fixed income, and foreign exchange activity.
Asset Allocation - EM Sovereign Debt | The Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Manager Selection - US equity | The Fund's allocation to Invesco Discovery Mid-Cap Growth Fund posted positive relative security selection results in the US mid-cap growth universe.
What detracted from performance?
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was the largest detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in being underweight the "Magnificent 7" stocks which have been the main driver of US equity market returns over the period.
Asset Allocation - US Fixed Income | The Fund's fixed income exposure had less duration relative to the Bloomberg US Aggregate Bond Index from November 2023 to beginning of July 2024, when the Fund shifted to have greater duration exposure relative to the Bloomberg US Aggregate Bond Index. The timing of the duration positioning had a negative impact to the Fund's fixed income exposure.
Dynamic Multifactor - IMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, including Invesco's International Developed Dynamic Multifactor ETF (IMFL), was a detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections, driven by the 'recovery' regime's exposure to size and value factors from November 2023 through early July 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class C) —including sales charge	16.69%	4.91%)	4.21%
Invesco Global Allocation Fund (Class C) —excluding sales charge	17.62%	4.91%)	4.21%
Custom Invesco Global Allocation Index	23.28%	7.04%)	6.32%
Bloomberg Global Aggregate USD Hedged Index	9.92%	0.33%)	2.12%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,020,710,405
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 6,560,632
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,020,710,405%
Total number of portfolio holdings	$319%
Total advisory fees paid	$6,560,632%
Portfolio turnover rate	$30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.

C000209547 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R
Trading Symbol	QGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R)	$147	1.35%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.35%	[43]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets posted positive results, with equities posting double digit gains for the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• Class R shares of the Invesco Global Allocation Fund returned 18.20% for the fiscal year ended October 31, 2024, lagging the Custom Invesco Global Allocation Index (a blended benchmark of 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond USD Hedged Index) return of 23.28% for the period. The Fund's relative underperformance for the fiscal year was primarily driven by factor allocation to the Invesco Dynamic Multifactor ETF suite.
What contributed to performance?
Asset Allocation - Tactical Asset Allocation | The Fund's tactical asset allocation contributed positively to relative performance, including the Fund’s exposure to equity, fixed income, and foreign exchange activity.
Asset Allocation - EM Sovereign Debt | The Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Manager Selection - US equity | The Fund's allocation to Invesco Discovery Mid-Cap Growth Fund posted positive relative security selection results in the US mid-cap growth universe.
What detracted from performance?
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was the largest detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in being underweight the "Magnificent 7" stocks which have been the main driver of US equity market returns over the period.
Asset Allocation - US Fixed Income | The Fund's fixed income exposure had less duration relative to the Bloomberg US Aggregate Bond Index from November 2023 to beginning of July 2024, when the Fund shifted to have greater duration exposure relative to the Bloomberg US Aggregate Bond Index. The timing of the duration positioning had a negative impact to the Fund's fixed income exposure.
Dynamic Multifactor - IMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, including Invesco's International Developed Dynamic Multifactor ETF (IMFL), was a detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections, driven by the 'recovery' regime's exposure to size and value factors from November 2023 through early July 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R)	18.20%	5.44%)	4.57%
Custom Invesco Global Allocation Index	23.28%	7.04%)	6.32%
Bloomberg Global Aggregate USD Hedged Index	9.92%	0.33%)	2.12%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,020,710,405
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 6,560,632
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,020,710,405%
Total number of portfolio holdings	$319%
Total advisory fees paid	$6,560,632%
Portfolio turnover rate	$30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.

C000209549 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class Y
Trading Symbol	QGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class Y)	$93	0.85%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%	[44]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets posted positive results, with equities posting double digit gains for the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• Class Y shares of the Invesco Global Allocation Fund returned 18.82% for the fiscal year ended October 31, 2024, lagging the Custom Invesco Global Allocation Index (a blended benchmark of 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond USD Hedged Index) return of 23.28% for the period. The Fund's relative underperformance for the fiscal year was primarily driven by factor allocation to the Invesco Dynamic Multifactor ETF suite.
What contributed to performance?
Asset Allocation - Tactical Asset Allocation | The Fund's tactical asset allocation contributed positively to relative performance, including the Fund’s exposure to equity, fixed income, and foreign exchange activity.
Asset Allocation - EM Sovereign Debt | The Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Manager Selection - US equity | The Fund's allocation to Invesco Discovery Mid-Cap Growth Fund posted positive relative security selection results in the US mid-cap growth universe.
What detracted from performance?
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was the largest detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in being underweight the "Magnificent 7" stocks which have been the main driver of US equity market returns over the period.
Asset Allocation - US Fixed Income | The Fund's fixed income exposure had less duration relative to the Bloomberg US Aggregate Bond Index from November 2023 to beginning of July 2024, when the Fund shifted to have greater duration exposure relative to the Bloomberg US Aggregate Bond Index. The timing of the duration positioning had a negative impact to the Fund's fixed income exposure.
Dynamic Multifactor - IMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, including Invesco's International Developed Dynamic Multifactor ETF (IMFL), was a detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections, driven by the 'recovery' regime's exposure to size and value factors from November 2023 through early July 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class Y)	18.82%	5.95%)	5.09%
Custom Invesco Global Allocation Index	23.28%	7.04%)	6.32%
Bloomberg Global Aggregate USD Hedged Index	9.92%	0.33%)	2.12%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,020,710,405
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 6,560,632
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,020,710,405%
Total number of portfolio holdings	$319%
Total advisory fees paid	$6,560,632%
Portfolio turnover rate	$30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.

C000209550 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R5
Trading Symbol	GLALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R5)	$81	0.74%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%	[45]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets posted positive results, with equities posting double digit gains for the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• Class R5 shares of the Invesco Global Allocation Fund Linked returned 19.00% for the fiscal year ended October 31, 2024, lagging the Custom Invesco Global Allocation Index (a blended benchmark of 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond USD Hedged Index) return of 23.28% for the period. The Fund's relative underperformance for the fiscal year was primarily driven by factor allocation to the Invesco Dynamic Multifactor ETF suite.
What contributed to performance?
Asset Allocation - Tactical Asset Allocation | The Fund's tactical asset allocation contributed positively to relative performance, including the Fund’s exposure to equity, fixed income, and foreign exchange activity.
Asset Allocation - EM Sovereign Debt | The Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Manager Selection - US equity | The Fund's allocation to Invesco Discovery Mid-Cap Growth Fund posted positive relative security selection results in the US mid-cap growth universe.
What detracted from performance?
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was the largest detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in being underweight the "Magnificent 7" stocks which have been the main driver of US equity market returns over the period.
Asset Allocation - US Fixed Income | The Fund's fixed income exposure had less duration relative to the Bloomberg US Aggregate Bond Index from November 2023 to beginning of July 2024, when the Fund shifted to have greater duration exposure relative to the Bloomberg US Aggregate Bond Index. The timing of the duration positioning had a negative impact to the Fund's fixed income exposure.
Dynamic Multifactor - IMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, including Invesco's International Developed Dynamic Multifactor ETF (IMFL), was a detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections, driven by the 'recovery' regime's exposure to size and value factors from November 2023 through early July 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R5)	19.00%	6.11%)	5.06%
Custom Invesco Global Allocation Index	23.28%	7.04%)	6.32%
Bloomberg Global Aggregate USD Hedged Index	9.92%	0.33%)	2.12%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,020,710,405
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 6,560,632
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,020,710,405%
Total number of portfolio holdings	$319%
Total advisory fees paid	$6,560,632%
Portfolio turnover rate	$30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Allocation Fund
Class Name	Class R6
Trading Symbol	QGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Allocation Fund (Class R6)	$81	0.74%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%	[46]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• Global equity and fixed income markets posted positive results, with equities posting double digit gains for the fiscal year ended October 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class.
• Class R6 shares of the Invesco Global Allocation Fund returned 18.90% for the fiscal year ended October 31, 2024, lagging the Custom Invesco Global Allocation Index (a blended benchmark of 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond USD Hedged Index) return of 23.28% for the period. The Fund's relative underperformance for the fiscal year was primarily driven by factor allocation to the Invesco Dynamic Multifactor ETF suite.
What contributed to performance?
Asset Allocation - Tactical Asset Allocation | The Fund's tactical asset allocation contributed positively to relative performance, including the Fund’s exposure to equity, fixed income, and foreign exchange activity.
Asset Allocation - EM Sovereign Debt | The Fund's allocation to Invesco Emerging Markets Sovereign Debt ETF (PCY) was a positive driver of relative performance as EM fixed income outperformed US and Developed ex-US fixed income counterparts.
Manager Selection - US equity | The Fund's allocation to Invesco Discovery Mid-Cap Growth Fund posted positive relative security selection results in the US mid-cap growth universe.
What detracted from performance?
Dynamic Multifactor - OMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, specifically the Invesco Russell 1000 Dynamic Multifactor ETF (OMFL), was the largest detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections. This resulted in being underweight the "Magnificent 7" stocks which have been the main driver of US equity market returns over the period.
Asset Allocation - US Fixed Income | The Fund's fixed income exposure had less duration relative to the Bloomberg US Aggregate Bond Index from November 2023 to beginning of July 2024, when the Fund shifted to have greater duration exposure relative to the Bloomberg US Aggregate Bond Index. The timing of the duration positioning had a negative impact to the Fund's fixed income exposure.
Dynamic Multifactor - IMFL | The Fund's allocation to Invesco Dynamic Multifactor ETF suite, including Invesco's International Developed Dynamic Multifactor ETF (IMFL), was a detractor from relative performance. Drivers of underperformance can be attributed to tactical factor allocations and factor security selections, driven by the 'recovery' regime's exposure to size and value factors from November 2023 through early July 2024.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Allocation Fund (Class R6)	18.90%	6.11%)	5.26%
Custom Invesco Global Allocation Index	23.28%	7.04%)	6.32%
Bloomberg Global Aggregate USD Hedged Index	9.92%	0.33%)	2.12%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index (Net) and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,020,710,405
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 6,560,632
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,020,710,405%
Total number of portfolio holdings	$319%
Total advisory fees paid	$6,560,632%
Portfolio turnover rate	$30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	21.37%
U.S. Treasury Notes, 1.88%, 02/15/2032	14.33%
Invesco International Developed Dynamic Multifactor ETF	13.86%
U.S. Treasury Notes, 4.38%, 05/15/2034	10.34%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.62%
Invesco Russell 2000® Dynamic Multifactor ETF	6.18%
Invesco High Yield Bond Factor ETF	2.37%
U.S. Treasury Notes, 3.88%, 12/31/2027	2.28%
Invesco Emerging Markets Sovereign Debt ETF	0.77%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.68%
* Excluding money market fund holdings, if any.

C000209558 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Alternatives Fund
Class Name	Class A
Trading Symbol	QVOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Alternatives Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Alternatives Fund (Class A)	$140	1.35%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%	[47]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 7.49%. For the same time period, HFRX Global Hedge Fund Index returned 7.03%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co., Ltd. ADR | This semiconductor company is highly ranked in our multi-factor investment model with attractive scores in our Momentum and Quality factors, which contributed positively to the Fund's performance. While the stock has a less attractive Value score, this factor still managed to be additive for the period. This company is not included in the S&P 500 benchmark; however, the Fund's position benefited as the stock soared over 120% during the fiscal year.
Goldman Sachs Group, Inc. | Goldman Sachs is ranked attractively in our model based on our Momentum and Value factors and investors were rewarded accordingly. The Fund holds this company at a large overweight, which added to returns as the stock rose by 75% during the reporting period.
What detracted from performance?
Macro | The Fund's macro sleeve detracted from performance due to losses in government bonds, commodities and currencies. All bond positions declined, led by German, Canadian and US government bonds. Currency exposures detracted as the USD rose during the period. Our commodities exposure, achieved through swaps, declined in aggregate due to losses in energy and metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Alternatives Fund (Class A) —including sales charge	1.61%	0.40%)	0.86%
Invesco Fundamental Alternatives Fund (Class A) —excluding sales charge	7.49%	1.54%)	1.43%
HFRX Global Hedge Fund Index	7.03%	3.10%)	1.87%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the HFRX Global Hedge Fund Index to the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 303,516,732
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 2,586,187
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$303,516,732%
Total number of portfolio holdings	$500%
Total advisory fees paid	$2,586,187%
Portfolio turnover rate	$47%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of October 31, 2024) Security type allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Material Fund Change Name [Text Block]
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209557 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Alternatives Fund
Class Name	Class C
Trading Symbol	QOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Alternatives Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Alternatives Fund (Class C)	$217	2.10%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.10%	[48]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 6.74%. For the same time period, HFRX Global Hedge Fund Index returned 7.03%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co., Ltd. ADR | This semiconductor company is highly ranked in our multi-factor investment model with attractive scores in our Momentum and Quality factors, which contributed positively to the Fund's performance. While the stock has a less attractive Value score, this factor still managed to be additive for the period. This company is not included in the S&P 500 benchmark; however, the Fund's position benefited as the stock soared over 120% during the fiscal year.
Goldman Sachs Group, Inc. | Goldman Sachs is ranked attractively in our model based on our Momentum and Value factors and investors were rewarded accordingly. The Fund holds this company at a large overweight, which added to returns as the stock rose by 75% during the reporting period.
What detracted from performance?
Macro | The Fund's macro sleeve detracted from performance due to losses in government bonds, commodities and currencies. All bond positions declined, led by German, Canadian and US government bonds. Currency exposures detracted as the USD rose during the period. Our commodities exposure, achieved through swaps, declined in aggregate due to losses in energy and metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Alternatives Fund (Class C) —including sales charge	5.74%	0.77%)	0.81%
Invesco Fundamental Alternatives Fund (Class C) —excluding sales charge	6.74%	0.77%)	0.81%
HFRX Global Hedge Fund Index	7.03%	3.10%)	1.87%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the HFRX Global Hedge Fund Index to the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 303,516,732
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 2,586,187
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$303,516,732%
Total number of portfolio holdings	$500%
Total advisory fees paid	$2,586,187%
Portfolio turnover rate	$47%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of October 31, 2024) Security type allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Material Fund Change Name [Text Block]
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209556 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Alternatives Fund
Class Name	Class R
Trading Symbol	QOPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Alternatives Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Alternatives Fund (Class R)	$166	1.60%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.60%	[49]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 7.26%. For the same time period, HFRX Global Hedge Fund Index returned 7.03%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co., Ltd. ADR | This semiconductor company is highly ranked in our multi-factor investment model with attractive scores in our Momentum and Quality factors, which contributed positively to the Fund's performance. While the stock has a less attractive Value score, this factor still managed to be additive for the period. This company is not included in the S&P 500 benchmark; however, the Fund's position benefited as the stock soared over 120% during the fiscal year.
Goldman Sachs Group, Inc. | Goldman Sachs is ranked attractively in our model based on our Momentum and Value factors and investors were rewarded accordingly. The Fund holds this company at a large overweight, which added to returns as the stock rose by 75% during the reporting period.
What detracted from performance?
Macro | The Fund's macro sleeve detracted from performance due to losses in government bonds, commodities and currencies. All bond positions declined, led by German, Canadian and US government bonds. Currency exposures detracted as the USD rose during the period. Our commodities exposure, achieved through swaps, declined in aggregate due to losses in energy and metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Alternatives Fund (Class R)	7.26%	1.27%)	1.17%
HFRX Global Hedge Fund Index	7.03%	3.10%)	1.87%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the HFRX Global Hedge Fund Index to the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 303,516,732
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 2,586,187
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$303,516,732%
Total number of portfolio holdings	$500%
Total advisory fees paid	$2,586,187%
Portfolio turnover rate	$47%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of October 31, 2024) Security type allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Material Fund Change Name [Text Block]
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209555 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Alternatives Fund
Class Name	Class Y
Trading Symbol	QOPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Alternatives Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Alternatives Fund (Class Y)	$114	1.10%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%	[50]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 7.76%. For the same time period, HFRX Global Hedge Fund Index returned 7.03%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co., Ltd. ADR | This semiconductor company is highly ranked in our multi-factor investment model with attractive scores in our Momentum and Quality factors, which contributed positively to the Fund's performance. While the stock has a less attractive Value score, this factor still managed to be additive for the period. This company is not included in the S&P 500 benchmark; however, the Fund's position benefited as the stock soared over 120% during the fiscal year.
Goldman Sachs Group, Inc. | Goldman Sachs is ranked attractively in our model based on our Momentum and Value factors and investors were rewarded accordingly. The Fund holds this company at a large overweight, which added to returns as the stock rose by 75% during the reporting period.
What detracted from performance?
Macro | The Fund's macro sleeve detracted from performance due to losses in government bonds, commodities and currencies. All bond positions declined, led by German, Canadian and US government bonds. Currency exposures detracted as the USD rose during the period. Our commodities exposure, achieved through swaps, declined in aggregate due to losses in energy and metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Alternatives Fund (Class Y)	7.76%	1.78%)	1.67%
HFRX Global Hedge Fund Index	7.03%	3.10%)	1.87%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the HFRX Global Hedge Fund Index to the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 303,516,732
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 2,586,187
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$303,516,732%
Total number of portfolio holdings	$500%
Total advisory fees paid	$2,586,187%
Portfolio turnover rate	$47%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of October 31, 2024) Security type allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Material Fund Change Name [Text Block]
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Alternatives Fund
Class Name	Class R5
Trading Symbol	FDATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Alternatives Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Alternatives Fund (Class R5)	$100	0.96%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%	[51]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 7.97%. For the same time period, HFRX Global Hedge Fund Index returned 7.03%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co., Ltd. ADR | This semiconductor company is highly ranked in our multi-factor investment model with attractive scores in our Momentum and Quality factors, which contributed positively to the Fund's performance. While the stock has a less attractive Value score, this factor still managed to be additive for the period. This company is not included in the S&P 500 benchmark; however, the Fund's position benefited as the stock soared over 120% during the fiscal year.
Goldman Sachs Group, Inc. | Goldman Sachs is ranked attractively in our model based on our Momentum and Value factors and investors were rewarded accordingly. The Fund holds this company at a large overweight, which added to returns as the stock rose by 75% during the reporting period.
What detracted from performance?
Macro | The Fund's macro sleeve detracted from performance due to losses in government bonds, commodities and currencies. All bond positions declined, led by German, Canadian and US government bonds. Currency exposures detracted as the USD rose during the period. Our commodities exposure, achieved through swaps, declined in aggregate due to losses in energy and metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Alternatives Fund (Class R5)	7.97%	1.95%)	1.65%
HFRX Global Hedge Fund Index	7.03%	3.10%)	1.87%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the HFRX Global Hedge Fund Index to the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 303,516,732
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 2,586,187
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$303,516,732%
Total number of portfolio holdings	$500%
Total advisory fees paid	$2,586,187%
Portfolio turnover rate	$47%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of October 31, 2024) Security type allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Name [Text Block]
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Alternatives Fund
Class Name	Class R6
Trading Symbol	QOPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Alternatives Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Alternatives Fund (Class R6)	$100	0.96%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%	[52]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the fiscal year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further rate cuts.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 7.96%. For the same time period, HFRX Global Hedge Fund Index returned 7.03%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co., Ltd. ADR | This semiconductor company is highly ranked in our multi-factor investment model with attractive scores in our Momentum and Quality factors, which contributed positively to the Fund's performance. While the stock has a less attractive Value score, this factor still managed to be additive for the period. This company is not included in the S&P 500 benchmark; however, the Fund's position benefited as the stock soared over 120% during the fiscal year.
Goldman Sachs Group, Inc. | Goldman Sachs is ranked attractively in our model based on our Momentum and Value factors and investors were rewarded accordingly. The Fund holds this company at a large overweight, which added to returns as the stock rose by 75% during the reporting period.
What detracted from performance?
Macro | The Fund's macro sleeve detracted from performance due to losses in government bonds, commodities and currencies. All bond positions declined, led by German, Canadian and US government bonds. Currency exposures detracted as the USD rose during the period. Our commodities exposure, achieved through swaps, declined in aggregate due to losses in energy and metals.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Alternatives Fund (Class R6)	7.96%	1.97%)	1.86%
HFRX Global Hedge Fund Index	7.03%	3.10%)	1.87%
MSCI ACWI Index (Net)	32.79%	11.08%)	9.06%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the HFRX Global Hedge Fund Index to the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) to reflect that the Bloomberg Global Aggregate Index and the MSCI ACWI Index (Net) can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 303,516,732
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 2,586,187
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$303,516,732%
Total number of portfolio holdings	$500%
Total advisory fees paid	$2,586,187%
Portfolio turnover rate	$47%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of October 31, 2024) Security type allocation (% of net assets)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Material Fund Change Name [Text Block]
Effective on or about February 28, 2025, the name of the Fund and all references thereto will change from Invesco Fundamental Alternatives Fund to Invesco Multi-Strategy Fund. In addition, the principal investment strategy of the Fund will be updated to reflect investing in affiliated and unaffiliated exchange-traded funds ("ETFs"), consistent with the Fund's current investment objective.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class A
Trading Symbol	OPIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class A)	$72	0.68%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%	[53]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 11.71%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Banking sub-sector | Security selection in the financial institutions sector, particularly in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Consumer non-cyclical sub-sector | Security selection in the consumer non-cyclical sector, particularly in the healthcare and pharmaceuticals sub-sectors, positively affected relative performance. Increased merger and acquisition activity helped drive performance.
What detracted from performance?
Basic industry sub-sector | A slight underweight and security selection in the basic-industry sub-sector detracted from relative performance. Corporate fundamentals for the sector remain firm.
Technology, media, and telecom sub-sector | A slight underweight to technology, media and telecom corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class A) —including sales charge	6.87%	(0.95)%	1.14%
Invesco Core Bond Fund (Class A) —excluding sales charge	11.71%	(0.09)%	1.59%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg U.S. Credit Index	13.07%	0.46%)	2.43%
FTSE Broad Investment Grade Bond Index	10.72%	(0.23)%	1.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,876,901,877
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,670,043
Investment Company Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,876,901,877%
Total number of portfolio holdings	$1,248%
Total advisory fees paid	$6,670,043%
Portfolio turnover rate	$565%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.

C000209593 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class C
Trading Symbol	OPBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class C)	$151	1.43%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.43%	[54]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 10.88%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Banking sub-sector | Security selection in the financial institutions sector, particularly in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Consumer non-cyclical sub-sector | Security selection in the consumer non-cyclical sector, particularly in the healthcare and pharmaceuticals sub-sectors, positively affected relative performance. Increased merger and acquisition activity helped drive performance.
What detracted from performance?
Basic industry sub-sector | A slight underweight and security selection in the basic-industry sub-sector detracted from relative performance. Corporate fundamentals for the sector remain firm.
Technology, media, and telecom sub-sector | A slight underweight to technology, media and telecom corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class C) —including sales charge	9.88%	(0.82)%	0.93%
Invesco Core Bond Fund (Class C) —excluding sales charge	10.88%	(0.82)%)	0.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg U.S. Credit Index	13.07%	0.46%)	2.43%
FTSE Broad Investment Grade Bond Index	10.72%	(0.23)%	1.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,876,901,877
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,670,043
Investment Company Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,876,901,877%
Total number of portfolio holdings	$1,248%
Total advisory fees paid	$6,670,043%
Portfolio turnover rate	$565%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.

C000209592 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R
Trading Symbol	OPBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R)	$98	0.93%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%	[55]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 11.44%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Banking sub-sector | Security selection in the financial institutions sector, particularly in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Consumer non-cyclical sub-sector | Security selection in the consumer non-cyclical sector, particularly in the healthcare and pharmaceuticals sub-sectors, positively affected relative performance. Increased merger and acquisition activity helped drive performance.
What detracted from performance?
Basic industry sub-sector | A slight underweight and security selection in the basic-industry sub-sector detracted from relative performance. Corporate fundamentals for the sector remain firm.
Technology, media, and telecom sub-sector | A slight underweight to technology, media and telecom corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R)	11.44%	(0.35)%	1.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg U.S. Credit Index	13.07%	0.46%)	2.43%
FTSE Broad Investment Grade Bond Index	10.72%	(0.23)%	1.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,876,901,877
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,670,043
Investment Company Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,876,901,877%
Total number of portfolio holdings	$1,248%
Total advisory fees paid	$6,670,043%
Portfolio turnover rate	$565%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.

C000209591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class Y
Trading Symbol	OPBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class Y)	$46	0.43%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%	[56]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 12.03%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Banking sub-sector | Security selection in the financial institutions sector, particularly in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Consumer non-cyclical sub-sector | Security selection in the consumer non-cyclical sector, particularly in the healthcare and pharmaceuticals sub-sectors, positively affected relative performance. Increased merger and acquisition activity helped drive performance.
What detracted from performance?
Basic industry sub-sector | A slight underweight and security selection in the basic-industry sub-sector detracted from relative performance. Corporate fundamentals for the sector remain firm.
Technology, media, and telecom sub-sector | A slight underweight to technology, media and telecom corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class Y)	12.03%	0.20%)	1.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg U.S. Credit Index	13.07%	0.46%)	2.43%
FTSE Broad Investment Grade Bond Index	10.72%	(0.23)%	1.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,876,901,877
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,670,043
Investment Company Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,876,901,877%
Total number of portfolio holdings	$1,248%
Total advisory fees paid	$6,670,043%
Portfolio turnover rate	$565%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.

C000209590 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R5
Trading Symbol	TRTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R5)	$43	0.41%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%	[57]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 12.00%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Banking sub-sector | Security selection in the financial institutions sector, particularly in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Consumer non-cyclical sub-sector | Security selection in the consumer non-cyclical sector, particularly in the healthcare and pharmaceuticals sub-sectors, positively affected relative performance. Increased merger and acquisition activity helped drive performance.
What detracted from performance?
Basic industry sub-sector | A slight underweight and security selection in the basic-industry sub-sector detracted from relative performance. Corporate fundamentals for the sector remain firm.
Technology, media, and telecom sub-sector | A slight underweight to technology, media and telecom corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R5)	12.00%	0.20%)	1.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg U.S. Credit Index	13.07%	0.46%)	2.43%
FTSE Broad Investment Grade Bond Index	10.72%	(0.23)%	1.50%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,876,901,877
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,670,043
Investment Company Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,876,901,877%
Total number of portfolio holdings	$1,248%
Total advisory fees paid	$6,670,043%
Portfolio turnover rate	$565%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209589 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Core Bond Fund
Class Name	Class R6
Trading Symbol	OPBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Core Bond Fund (Class R6)	$40	0.38%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%	[58]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 12.04%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Banking sub-sector | Security selection in the financial institutions sector, particularly in the banking sub-sector, contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Consumer non-cyclical sub-sector | Security selection in the consumer non-cyclical sector, particularly in the healthcare and pharmaceuticals sub-sectors, positively affected relative performance. Increased merger and acquisition activity helped drive performance.
What detracted from performance?
Basic industry sub-sector | A slight underweight and security selection in the basic-industry sub-sector detracted from relative performance. Corporate fundamentals for the sector remain firm.
Technology, media, and telecom sub-sector | A slight underweight to technology, media and telecom corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Core Bond Fund (Class R6)	12.04%	0.26%)	1.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg U.S. Credit Index	13.07%	0.46%)	2.43%
FTSE Broad Investment Grade Bond Index	10.72%	(0.23)%	1.50%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,876,901,877
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,670,043
Investment Company Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$2,876,901,877%
Total number of portfolio holdings	$1,248%
Total advisory fees paid	$6,670,043%
Portfolio turnover rate	$565%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.63%, 05/15/2054	4.84%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.41%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2026	3.83%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	3.38%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.58%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 11/01/2054	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	2.43%
Government National Mortgage Association, TBA, 2.50%, 11/01/2054	2.05%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	1.94%
* Excluding money market fund holdings, if any.

C000209615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class A
Trading Symbol	ODMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class A)	$136	1.28%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market (EM) equities delivered positive performance, up 25.32% for the period, outperforming developed international markets while underperforming global and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index, was driven by returns in Taiwan, India and China. China – EM’s largest economy - delivered a clear tone in September 2024 of its support for economic growth, evidencing a more decisive turn in its policy direction.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 12.89%. For the same time period, the MSCI Emerging Markets Index returned 25.32%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) | One of the world’s leading semiconductor foundries and a key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and artificial intelligence (AI) innovation. We believe TSMC should be well positioned, as they continued migrating to next generation processing nodes led by inventory restocking, strong AI demand and rapid expansion. The company delivered solid results, with sales up 33% year-over-year and increased fiscal year guidance as they indicated that they expect to see faster sales growth, even with flat consumer-electronics demand, based on a number of positive levers.
Grupo Mexico S.A.B. de C.V. | A diversified mining company based in Mexico that boasts a portfolio of unique assets, including the fourth largest copper mine in the world. Globally, Grupo Mexico has the largest proven copper reserves, which could allow them to maintain current production levels for decades without significant exploration effort. The stock rallied in the second half of April on the back of positive copper market fundamentals and higher production guidance.
What detracted from performance?
Yum China Holdings, Inc. | Yum China operates a portfolio of quick serve restaurants in the underpenetrated Chinese market with notable brands such as KFC and Pizza Hut. China macro and consumption recovery have been bumpy resulting in downward pressure on same store sales growth leading to a further pullback in the stock in the second quarter.
Pernod Ricard S.A. | A global leader in wines and spirits selling premium brands in over 160 countries. Pernod’s strong distribution network expansion has helped it to penetrate China and India, two high-potential markets. However, Pernod has not been immune to global macro headwinds in its key markets and, as a result, consensus earnings estimates have come down which put pressure on the stock price, during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class A) —including sales charge	6.68%	(1.18)%	0.86%
Invesco Developing Markets Fund (Class A) —excluding sales charge	12.89%	(0.06)%	1.43%
MSCI Emerging Markets Index (Net)	25.32%	3.93%)	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 18,628,711,037
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 167,279,629
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$18,628,711,037%
Total number of portfolio holdings	$82%
Total advisory fees paid	$167,279,629%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.

C000209617 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class C
Trading Symbol	ODVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class C)	$215	2.03%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market (EM) equities delivered positive performance, up 25.32% for the period, outperforming developed international markets while underperforming global and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index, was driven by returns in Taiwan, India and China. China – EM’s largest economy - delivered a clear tone in September 2024 of its support for economic growth, evidencing a more decisive turn in its policy direction.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 12.00%. For the same time period, the MSCI Emerging Markets Index returned 25.32%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) | One of the world’s leading semiconductor foundries and a key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and artificial intelligence (AI) innovation. We believe TSMC should be well positioned, as they continued migrating to next generation processing nodes led by inventory restocking, strong AI demand and rapid expansion. The company delivered solid results, with sales up 33% year-over-year and increased fiscal year guidance as they indicated that they expect to see faster sales growth, even with flat consumer-electronics demand, based on a number of positive levers.
Grupo Mexico S.A.B. de C.V. | A diversified mining company based in Mexico that boasts a portfolio of unique assets, including the fourth largest copper mine in the world. Globally, Grupo Mexico has the largest proven copper reserves, which could allow them to maintain current production levels for decades without significant exploration effort. The stock rallied in the second half of April on the back of positive copper market fundamentals and higher production guidance.
What detracted from performance?
Yum China Holdings, Inc. | Yum China operates a portfolio of quick serve restaurants in the underpenetrated Chinese market with notable brands such as KFC and Pizza Hut. China macro and consumption recovery have been bumpy resulting in downward pressure on same store sales growth leading to a further pullback in the stock in the second quarter.
Pernod Ricard S.A. | A global leader in wines and spirits selling premium brands in over 160 countries. Pernod’s strong distribution network expansion has helped it to penetrate China and India, two high-potential markets. However, Pernod has not been immune to global macro headwinds in its key markets and, as a result, consensus earnings estimates have come down which put pressure on the stock price, during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class C) —including sales charge	11.00%	(0.81)%	0.82%
Invesco Developing Markets Fund (Class C) —excluding sales charge	12.00%	(0.81)%	0.82%
MSCI Emerging Markets Index (Net)	25.32%	3.93%)	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 18,628,711,037
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 167,279,629
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$18,628,711,037%
Total number of portfolio holdings	$82%
Total advisory fees paid	$167,279,629%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.

C000209616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R
Trading Symbol	ODVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R)	$163	1.53%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market (EM) equities delivered positive performance, up 25.32% for the period, outperforming developed international markets while underperforming global and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index, was driven by returns in Taiwan, India and China. China – EM’s largest economy - delivered a clear tone in September 2024 of its support for economic growth, evidencing a more decisive turn in its policy direction.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 12.60%. For the same time period, the MSCI Emerging Markets Index returned 25.32%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) | One of the world’s leading semiconductor foundries and a key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and artificial intelligence (AI) innovation. We believe TSMC should be well positioned, as they continued migrating to next generation processing nodes led by inventory restocking, strong AI demand and rapid expansion. The company delivered solid results, with sales up 33% year-over-year and increased fiscal year guidance as they indicated that they expect to see faster sales growth, even with flat consumer-electronics demand, based on a number of positive levers.
Grupo Mexico S.A.B. de C.V. | A diversified mining company based in Mexico that boasts a portfolio of unique assets, including the fourth largest copper mine in the world. Globally, Grupo Mexico has the largest proven copper reserves, which could allow them to maintain current production levels for decades without significant exploration effort. The stock rallied in the second half of April on the back of positive copper market fundamentals and higher production guidance.
What detracted from performance?
Yum China Holdings, Inc. | Yum China operates a portfolio of quick serve restaurants in the underpenetrated Chinese market with notable brands such as KFC and Pizza Hut. China macro and consumption recovery have been bumpy resulting in downward pressure on same store sales growth leading to a further pullback in the stock in the second quarter.
Pernod Ricard S.A. | A global leader in wines and spirits selling premium brands in over 160 countries. Pernod’s strong distribution network expansion has helped it to penetrate China and India, two high-potential markets. However, Pernod has not been immune to global macro headwinds in its key markets and, as a result, consensus earnings estimates have come down which put pressure on the stock price, during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R)	12.60%	(0.31)%	1.17%
MSCI Emerging Markets Index (Net)	25.32%	3.93%)	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 18,628,711,037
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 167,279,629
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$18,628,711,037%
Total number of portfolio holdings	$82%
Total advisory fees paid	$167,279,629%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.

C000209618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class Y
Trading Symbol	ODVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class Y)	$110	1.03%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market (EM) equities delivered positive performance, up 25.32% for the period, outperforming developed international markets while underperforming global and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index, was driven by returns in Taiwan, India and China. China – EM’s largest economy - delivered a clear tone in September 2024 of its support for economic growth, evidencing a more decisive turn in its policy direction.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 13.17%. For the same time period, the MSCI Emerging Markets Index returned 25.32%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) | One of the world’s leading semiconductor foundries and a key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and artificial intelligence (AI) innovation. We believe TSMC should be well positioned, as they continued migrating to next generation processing nodes led by inventory restocking, strong AI demand and rapid expansion. The company delivered solid results, with sales up 33% year-over-year and increased fiscal year guidance as they indicated that they expect to see faster sales growth, even with flat consumer-electronics demand, based on a number of positive levers.
Grupo Mexico S.A.B. de C.V. | A diversified mining company based in Mexico that boasts a portfolio of unique assets, including the fourth largest copper mine in the world. Globally, Grupo Mexico has the largest proven copper reserves, which could allow them to maintain current production levels for decades without significant exploration effort. The stock rallied in the second half of April on the back of positive copper market fundamentals and higher production guidance.
What detracted from performance?
Yum China Holdings, Inc. | Yum China operates a portfolio of quick serve restaurants in the underpenetrated Chinese market with notable brands such as KFC and Pizza Hut. China macro and consumption recovery have been bumpy resulting in downward pressure on same store sales growth leading to a further pullback in the stock in the second quarter.
Pernod Ricard S.A. | A global leader in wines and spirits selling premium brands in over 160 countries. Pernod’s strong distribution network expansion has helped it to penetrate China and India, two high-potential markets. However, Pernod has not been immune to global macro headwinds in its key markets and, as a result, consensus earnings estimates have come down which put pressure on the stock price, during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class Y)	13.17%	0.19%	1.68%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 18,628,711,037
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 167,279,629
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$18,628,711,037%
Total number of portfolio holdings	$82%
Total advisory fees paid	$167,279,629%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.

C000209614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R5
Trading Symbol	DVMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R5)	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market (EM) equities delivered positive performance, up 25.32% for the period, outperforming developed international markets while underperforming global and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index, was driven by returns in Taiwan, India and China. China – EM’s largest economy - delivered a clear tone in September 2024 of its support for economic growth, evidencing a more decisive turn in its policy direction.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 13.25%. For the same time period, the MSCI Emerging Markets Index returned 25.32%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) | One of the world’s leading semiconductor foundries and a key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and artificial intelligence (AI) innovation. We believe TSMC should be well positioned, as they continued migrating to next generation processing nodes led by inventory restocking, strong AI demand and rapid expansion. The company delivered solid results, with sales up 33% year-over-year and increased fiscal year guidance as they indicated that they expect to see faster sales growth, even with flat consumer-electronics demand, based on a number of positive levers.
Grupo Mexico S.A.B. de C.V. | A diversified mining company based in Mexico that boasts a portfolio of unique assets, including the fourth largest copper mine in the world. Globally, Grupo Mexico has the largest proven copper reserves, which could allow them to maintain current production levels for decades without significant exploration effort. The stock rallied in the second half of April on the back of positive copper market fundamentals and higher production guidance.
What detracted from performance?
Yum China Holdings, Inc. | Yum China operates a portfolio of quick serve restaurants in the underpenetrated Chinese market with notable brands such as KFC and Pizza Hut. China macro and consumption recovery have been bumpy resulting in downward pressure on same store sales growth leading to a further pullback in the stock in the second quarter.
Pernod Ricard S.A. | A global leader in wines and spirits selling premium brands in over 160 countries. Pernod’s strong distribution network expansion has helped it to penetrate China and India, two high-potential markets. However, Pernod has not been immune to global macro headwinds in its key markets and, as a result, consensus earnings estimates have come down which put pressure on the stock price, during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R5)	13.25%	0.30%	1.62%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 18,628,711,037
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 167,279,629
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$18,628,711,037%
Total number of portfolio holdings	$82%
Total advisory fees paid	$167,279,629%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209613 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Developing Markets Fund
Class Name	Class R6
Trading Symbol	ODVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Developing Markets Fund (Class R6)	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, emerging market (EM) equities delivered positive performance, up 25.32% for the period, outperforming developed international markets while underperforming global and US equities. Strong EM equity performance, as measured by the MSCI Emerging Markets Index, was driven by returns in Taiwan, India and China. China – EM’s largest economy - delivered a clear tone in September 2024 of its support for economic growth, evidencing a more decisive turn in its policy direction.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 13.33%. For the same time period, the MSCI Emerging Markets Index returned 25.32%.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) | One of the world’s leading semiconductor foundries and a key enabler of the new computing revolution, with multiple architectures, chip platforms and design teams competing to push computing and artificial intelligence (AI) innovation. We believe TSMC should be well positioned, as they continued migrating to next generation processing nodes led by inventory restocking, strong AI demand and rapid expansion. The company delivered solid results, with sales up 33% year-over-year and increased fiscal year guidance as they indicated that they expect to see faster sales growth, even with flat consumer-electronics demand, based on a number of positive levers.
Grupo Mexico S.A.B. de C.V. | A diversified mining company based in Mexico that boasts a portfolio of unique assets, including the fourth largest copper mine in the world. Globally, Grupo Mexico has the largest proven copper reserves, which could allow them to maintain current production levels for decades without significant exploration effort. The stock rallied in the second half of April on the back of positive copper market fundamentals and higher production guidance.
What detracted from performance?
Yum China Holdings, Inc. | Yum China operates a portfolio of quick serve restaurants in the underpenetrated Chinese market with notable brands such as KFC and Pizza Hut. China macro and consumption recovery have been bumpy resulting in downward pressure on same store sales growth leading to a further pullback in the stock in the second quarter.
Pernod Ricard S.A. | A global leader in wines and spirits selling premium brands in over 160 countries. Pernod’s strong distribution network expansion has helped it to penetrate China and India, two high-potential markets. However, Pernod has not been immune to global macro headwinds in its key markets and, as a result, consensus earnings estimates have come down which put pressure on the stock price, during the reporting period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Developing Markets Fund (Class R6)	13.33%	0.34%	1.85%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 18,628,711,037
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 167,279,629
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$18,628,711,037%
Total number of portfolio holdings	$82%
Total advisory fees paid	$167,279,629%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.38%
Tencent Holdings Ltd.	5.39%
H World Group Ltd., ADR	4.86%
Kotak Mahindra Bank Ltd.	4.75%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	3.29%
Meituan, B Shares	3.23%
Alibaba Group Holding Ltd., ADR	3.13%
Samsung Electronics Co. Ltd.	3.12%
HDFC Bank Ltd.	3.11%
Grupo Mexico S.A.B. de C.V., Class B	2.45%
* Excluding money market fund holdings, if any.

C000209627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class A
Trading Symbol	OPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class A)	$110	1.05%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%	[59]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.92%. For the same time period, Bloomberg Global Aggregate Index returned 9.54%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Brazilian real and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the US and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class A) —including sales charge	5.28%	(1.02)%	0.73%
Invesco Global Strategic Income Fund (Class A) —excluding sales charge	9.92%	(0.14)%	1.16%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,537,604,274
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 9,504,789
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,537,604,274%
Total number of portfolio holdings	$942%
Total advisory fees paid	$9,504,789%
Portfolio turnover rate	$278%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.

C000209629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class C
Trading Symbol	OSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class C)	$189	1.81%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%	[60]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 9.10%. For the same time period, Bloomberg Global Aggregate Index returned 9.54%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Brazilian real and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the US and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class C) —including sales charge	8.10%	(0.91)%	0.54%
Invesco Global Strategic Income Fund (Class C) —excluding sales charge	9.10%	(0.91)%	0.54%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,537,604,274
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 9,504,789
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,537,604,274%
Total number of portfolio holdings	$942%
Total advisory fees paid	$9,504,789%
Portfolio turnover rate	$278%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.

C000209628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R
Trading Symbol	OSINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R)	$137	1.31%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.31%	[61]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R shares of the Fund returned 9.62%. For the same time period, Bloomberg Global Aggregate Index returned 9.54%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Brazilian real and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the US and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R)	9.62%	(0.40)%	0.90%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,537,604,274
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 9,504,789
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,537,604,274%
Total number of portfolio holdings	$942%
Total advisory fees paid	$9,504,789%
Portfolio turnover rate	$278%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.

C000209630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class Y
Trading Symbol	OSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class Y)	$85	0.81%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%	[62]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class Y shares of the Fund returned 10.55%. For the same time period, Bloomberg Global Aggregate Index returned 9.54%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Brazilian real and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the US and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class Y)	10.55%	0.10%)	1.43%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,537,604,274
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 9,504,789
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,537,604,274%
Total number of portfolio holdings	$942%
Total advisory fees paid	$9,504,789%
Portfolio turnover rate	$278%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.

C000209626 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R5
Trading Symbol	GLSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R5)	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R5 shares of the Fund returned 10.29%. For the same time period, Bloomberg Global Aggregate Index returned 9.54%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Brazilian real and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the US and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R5)	10.29%	0.29%)	1.39%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,537,604,274
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 9,504,789
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,537,604,274%
Total number of portfolio holdings	$942%
Total advisory fees paid	$9,504,789%
Portfolio turnover rate	$278%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Strategic Income Fund
Class Name	Class R6
Trading Symbol	OSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Strategic Income Fund (Class R6)	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R6 shares of the Fund returned 10.68%. For the same time period, Bloomberg Global Aggregate Index returned 9.54%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Brazilian real and Euro.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in the US and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Strategic Income Fund (Class R6)	10.68%	0.26%)	1.56%
Bloomberg Global Aggregate Index	9.54%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,537,604,274
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 9,504,789
Investment Company Portfolio Turnover	278.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,537,604,274%
Total number of portfolio holdings	$942%
Total advisory fees paid	$9,504,789%
Portfolio turnover rate	$278%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 11/01/2054	21.97%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	20.33%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.29%
Government National Mortgage Association, TBA, 5.50%, 11/01/2054	2.75%
U.S. Treasury Notes, 4.50%, 11/30/2024	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.95%
Peru Government Bond, 6.15%, 08/12/2032	1.89%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.45%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30%, 03/13/2046	1.17%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.05%
* Excluding money market fund holdings, if any.

C000209633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class A
Trading Symbol	OIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class A)	$108	1.04%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%	[63]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the international fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 8.28%. For the same time period, Custom Invesco International Bond Index returned of 10.42%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Japanese yen and Brazilian real.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Argentina and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class A) —including sales charge	3.78%	(2.26)%	0.11%)
Invesco International Bond Fund (Class A) —excluding sales charge	8.28%	(1.39)%	0.55%)
FTSE Non-U.S. Dollar World Government Bond Index	8.36%	(4.41)%	(1.45)%
Custom Invesco International Bond Index	10.42%	(2.32)%	(0.07)%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%)	2.92%)
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,056,783,345
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,241,844
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,056,783,345%
Total number of portfolio holdings	$448%
Total advisory fees paid	$6,241,844%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.

C000209635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class C
Trading Symbol	OIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class C)	$186	1.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.79%	[64]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the international fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 7.50%. For the same time period, Custom Invesco International Bond Index returned of 10.42%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Japanese yen and Brazilian real.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Argentina and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class C) —including sales charge	6.50%	(2.15)%	(0.07)%
Invesco International Bond Fund (Class C) —excluding sales charge	7.50%	(2.15)%	(0.07)%
FTSE Non-U.S. Dollar World Government Bond Index	8.36%	(4.41)%	(1.45)%
Custom Invesco International Bond Index	10.42%	(2.32)%	(0.07)%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%)	2.92%)
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,056,783,345
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,241,844
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,056,783,345%
Total number of portfolio holdings	$448%
Total advisory fees paid	$6,241,844%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.

C000209634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R
Trading Symbol	OIBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R)	$134	1.29%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%	[65]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the international fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R shares of the Fund returned 8.28%. For the same time period, Custom Invesco International Bond Index returned 10.42%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Japanese yen and Brazilian real.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Argentina and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R)	8.28%	(1.65)%	0.29%)
FTSE Non-U.S. Dollar World Government Bond Index	8.36%	(4.41)%	(1.45)%
Custom Invesco International Bond Index	10.42%	(2.32)%	(0.07)%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%)	2.92%)
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,056,783,345
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,241,844
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,056,783,345%
Total number of portfolio holdings	$448%
Total advisory fees paid	$6,241,844%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.

C000209636 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class Y
Trading Symbol	OIBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class Y)	$82	0.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%	[66]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the international fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class Y shares of the Fund returned 8.81%. For the same time period, Custom Invesco International Bond Index returned 10.42%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Japanese yen and Brazilian real.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Argentina and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class Y)	8.81%	(1.14)%	0.80%)
FTSE Non-U.S. Dollar World Government Bond Index	8.36%	(4.41)%	(1.45)%
Custom Invesco International Bond Index	10.42%	(2.32)%	(0.07)%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%)	2.92%)
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,056,783,345
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,241,844
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,056,783,345%
Total number of portfolio holdings	$448%
Total advisory fees paid	$6,241,844%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.

C000209632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R5
Trading Symbol	INBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R5)	$82	0.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%	[67]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the international fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R5 shares of the Fund returned 8.56%. For the same time period, Custom Invesco International Bond Index returned 10.42%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Japanese yen and Brazilian real.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Argentina and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R5)	8.56%	(1.08)%	0.71%)
FTSE Non-U.S. Dollar World Government Bond Index	8.36%	(4.41)%	(1.45)%
Custom Invesco International Bond Index	10.42%	(2.32)%	(0.07)%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%)	2.92%)
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,056,783,345
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,241,844
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,056,783,345%
Total number of portfolio holdings	$448%
Total advisory fees paid	$6,241,844%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Bond Fund
Class Name	Class R6
Trading Symbol	OIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Bond Fund (Class R6)	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the international fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
• For the fiscal year ended, October 31, 2024, Class R6 shares of the Fund returned 8.60%. For the same time period, Custom Invesco International Bond Index returned 10.42%.
What contributed to performance?
Credit Exposure | The top contributors to relative return were credit exposures in the European Union and UK.
Foreign Currency Exposure | The top contributors to relative return were positioning in the Turkish lira and South African rand.
Interest Rate Positioning | The top contributors to relative return were interest rate positioning in the European Union and South Africa.
What detracted from performance?
Credit Exposure | The top detractors to relative return were credit exposures in Argentina and Italy.
Foreign Currency Exposure | The top detractors to relative return were positioning in the Japanese yen and Brazilian real.
Interest Rate Positioning | The top detractors to relative return were interest rate positioning in Argentina and China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Bond Fund (Class R6)	8.60%	(1.09)%	0.92%)
FTSE Non-U.S. Dollar World Government Bond Index	8.36%	(4.41)%	(1.45)%
Custom Invesco International Bond Index	10.42%	(2.32)%	(0.07)%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index	8.76%	(0.92)%	(0.06)%
JP Morgan EMBI Global Diversified Index	18.16%	0.47%)	2.92%)
Bloomberg Global Aggregate ex-U.S. Index	8.65%	(2.87)%	(0.85)%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,056,783,345
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 6,241,844
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,056,783,345%
Total number of portfolio holdings	$448%
Total advisory fees paid	$6,241,844%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Spain Government Bond, 2.80%, 05/31/2026	5.27%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	5.21%
United Kingdom Gilt, 3.50%, 10/22/2025	5.19%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	4.19%
Peru Government Bond, 6.15%, 08/12/2032	3.92%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.85%
U.S. Treasury Bills, 4.51%, 01/30/2025	3.75%
U.S. Treasury Bills, 4.78%, 01/30/2025	3.70%
Colombian TES, Series B, 7.75%, 09/18/2030	3.35%
Province of Quebec, 5.35%, 06/01/2025	1.99%
* Excluding money market fund holdings, if any.

C000209639 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class A)	$128	1.06%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US mid-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 40.70%. For the same time period, Russell Midcap® Growth Index returned 38.67%.
What contributed to performance?
Tenet Healthcare Corp. | Tenet Healthcare provides health care services via hospitals and ambulatory care segments. Management reported good quarterly results and raised earnings guidance above expectations.
TransDigm Inc. | TransDigm is a leading subcomponent supplier of highly engineered aircraft parts used on nearly all commercial and military aircraft platforms in service today. The stock outperformed due to a strong earnings report that beat analyst estimates. We exited our position during the fiscal year.
What detracted from performance?
Dexcom, Inc. | Dexcom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years apparently due to a variety of unforeseen factors. We exited our position during the fiscal year.
Repligen Corp. | Repligen is a bioprocessing-focused life sciences company. Management reported disappointing quarterly financial results where orders for most products were recovering but more slowly than hoped. Similar trends are affecting Repligen's peers. The company also announced their well-regarded CEO will be retiring. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class A) —including sales charge	32.94%	9.29%	10.48%
Invesco Discovery Mid Cap Growth Fund (Class A) —excluding sales charge	40.70%	10.54%	11.11%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Growth Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,173,759,206
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 35,424,649
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,173,759,206%
Total number of portfolio holdings	$85%
Total advisory fees paid	$35,424,649%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class C)	$213	1.78%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US mid-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 39.66%. For the same time period, Russell Midcap® Growth Index returned 38.67%.
What contributed to performance?
Tenet Healthcare Corp. | Tenet Healthcare provides health care services via hospitals and ambulatory care segments. Management reported good quarterly results and raised earnings guidance above expectations.
TransDigm Inc. | TransDigm is a leading subcomponent supplier of highly engineered aircraft parts used on nearly all commercial and military aircraft platforms in service today. The stock outperformed due to a strong earnings report that beat analyst estimates. We exited our position during the fiscal year.
What detracted from performance?
Dexcom, Inc. | Dexcom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years apparently due to a variety of unforeseen factors. We exited our position during the fiscal year.
Repligen Corp. | Repligen is a bioprocessing-focused life sciences company. Management reported disappointing quarterly financial results where orders for most products were recovering but more slowly than hoped. Similar trends are affecting Repligen's peers. The company also announced their well-regarded CEO will be retiring. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class C) —including sales charge	38.66%	9.75%	10.46%
Invesco Discovery Mid Cap Growth Fund (Class C) —excluding sales charge	39.66%	9.75%	10.46%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Growth Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,173,759,206
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 35,424,649
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,173,759,206%
Total number of portfolio holdings	$85%
Total advisory fees paid	$35,424,649%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209640 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	OEGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R)	$157	1.31%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US mid-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 40.31%. For the same time period, Russell Midcap® Growth Index returned 38.67%.
What contributed to performance?
Tenet Healthcare Corp. | Tenet Healthcare provides health care services via hospitals and ambulatory care segments. Management reported good quarterly results and raised earnings guidance above expectations.
TransDigm Inc. | TransDigm is a leading subcomponent supplier of highly engineered aircraft parts used on nearly all commercial and military aircraft platforms in service today. The stock outperformed due to a strong earnings report that beat analyst estimates. We exited our position during the fiscal year.
What detracted from performance?
Dexcom, Inc. | Dexcom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years apparently due to a variety of unforeseen factors. We exited our position during the fiscal year.
Repligen Corp. | Repligen is a bioprocessing-focused life sciences company. Management reported disappointing quarterly financial results where orders for most products were recovering but more slowly than hoped. Similar trends are affecting Repligen's peers. The company also announced their well-regarded CEO will be retiring. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R)	40.31%	10.27%	10.83%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Growth Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,173,759,206
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 35,424,649
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,173,759,206%
Total number of portfolio holdings	$85%
Total advisory fees paid	$35,424,649%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209642 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	OEGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class Y)	$98	0.81%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US mid-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 41.02%. For the same time period, Russell Midcap® Growth Index returned 38.67%.
What contributed to performance?
Tenet Healthcare Corp. | Tenet Healthcare provides health care services via hospitals and ambulatory care segments. Management reported good quarterly results and raised earnings guidance above expectations.
TransDigm Inc. | TransDigm is a leading subcomponent supplier of highly engineered aircraft parts used on nearly all commercial and military aircraft platforms in service today. The stock outperformed due to a strong earnings report that beat analyst estimates. We exited our position during the fiscal year.
What detracted from performance?
Dexcom, Inc. | Dexcom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years apparently due to a variety of unforeseen factors. We exited our position during the fiscal year.
Repligen Corp. | Repligen is a bioprocessing-focused life sciences company. Management reported disappointing quarterly financial results where orders for most products were recovering but more slowly than hoped. Similar trends are affecting Repligen's peers. The company also announced their well-regarded CEO will be retiring. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class Y)	41.02%	10.82%	11.38%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Growth Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,173,759,206
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 35,424,649
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,173,759,206%
Total number of portfolio holdings	$85%
Total advisory fees paid	$35,424,649%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	DMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R5)	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US mid-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 41.10%. For the same time period, Russell Midcap® Growth Index returned 38.67%.
What contributed to performance?
Tenet Healthcare Corp. | Tenet Healthcare provides health care services via hospitals and ambulatory care segments. Management reported good quarterly results and raised earnings guidance above expectations.
TransDigm Inc. | TransDigm is a leading subcomponent supplier of highly engineered aircraft parts used on nearly all commercial and military aircraft platforms in service today. The stock outperformed due to a strong earnings report that beat analyst estimates. We exited our position during the fiscal year.
What detracted from performance?
Dexcom, Inc. | Dexcom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years apparently due to a variety of unforeseen factors. We exited our position during the fiscal year.
Repligen Corp. | Repligen is a bioprocessing-focused life sciences company. Management reported disappointing quarterly financial results where orders for most products were recovering but more slowly than hoped. Similar trends are affecting Repligen's peers. The company also announced their well-regarded CEO will be retiring. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R5)	41.10%	10.90%	11.30%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
S&P 500® Index	38.02%	15.27%	13.00%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Growth Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,173,759,206
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 35,424,649
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,173,759,206%
Total number of portfolio holdings	$85%
Total advisory fees paid	$35,424,649%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209637 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Discovery Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Discovery Mid Cap Growth Fund (Class R6)	$82	0.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US mid-cap equities benefited from an environment of falling interest rates and stabilizing economic growth. These results were partially offset by weaker stock selection within the information technology sector.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 41.20%. For the same time period, Russell Midcap® Growth Index returned 38.67%.
What contributed to performance?
Tenet Healthcare Corp. | Tenet Healthcare provides health care services via hospitals and ambulatory care segments. Management reported good quarterly results and raised earnings guidance above expectations.
TransDigm Inc. | TransDigm is a leading subcomponent supplier of highly engineered aircraft parts used on nearly all commercial and military aircraft platforms in service today. The stock outperformed due to a strong earnings report that beat analyst estimates. We exited our position during the fiscal year.
What detracted from performance?
Dexcom, Inc. | Dexcom is a medical device company offering glucose monitoring systems. Management reported disappointing financial results and lowered earnings guidance for the first time in years apparently due to a variety of unforeseen factors. We exited our position during the fiscal year.
Repligen Corp. | Repligen is a bioprocessing-focused life sciences company. Management reported disappointing quarterly financial results where orders for most products were recovering but more slowly than hoped. Similar trends are affecting Repligen's peers. The company also announced their well-regarded CEO will be retiring. We exited our position during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Discovery Mid Cap Growth Fund (Class R6)	41.20%	10.97%	11.56%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Growth Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 6,173,759,206
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 35,424,649
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$6,173,759,206%
Total number of portfolio holdings	$85%
Total advisory fees paid	$35,424,649%
Portfolio turnover rate	$102%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.57%
Trade Desk, Inc. (The), Class A	2.49%
Targa Resources Corp.	2.30%
Hilton Worldwide Holdings, Inc.	2.27%
Tenet Healthcare Corp.	2.21%
Quanta Services, Inc.	2.00%
Encompass Health Corp.	1.98%
Jones Lang LaSalle, Inc.	1.91%
Guidewire Software, Inc.	1.89%
Monolithic Power Systems, Inc.	1.88%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[16]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[17]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[18]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[19]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[20]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[21]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[22]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[23]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[24]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[25]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[26]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[27]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[28]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[29]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[30]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[31]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[32]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[33]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[34]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[35]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[36]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[37]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[38]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[39]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[40]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[41]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[42]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[43]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[44]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[45]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[46]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[47]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[48]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[49]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[50]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[51]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[52]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[53]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[54]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[55]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[56]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[57]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[58]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[59]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[60]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[61]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[62]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[63]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[64]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[65]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[66]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[67]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.